UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSYX Small-Cap Index Fund –
.
TRCSX Small-Cap Index Fund–
.
I  Class
TRZIX Small-Cap Index Fund–
.
Z Class

T. ROWE PRICE Small-Cap Index Fund
HIGHLIGHTS
The Small-Cap Index Fund produced positive returns in 2023 and closely tracked its benchmark, the Russell 2000 Index.
Sector performance within the Russell index was mostly positive during the period. Information technology, consumer discretionary, and industrials and business services performed best, while utilities exhibited losses.
The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. As of
December 31, financials, industrials and business services, health care, and information technology were the fund’s largest sector allocations.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our job, however, is to replicate the structure of the Russell 2000 and attempt to track the index’s performance.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Small-Cap Index Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Small-Cap Index Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Small-Cap Index Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Small-Cap Index Fund returned 16.75% versus 16.93% for its benchmark, the Russell 2000 Index. Fund performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the I Class and
Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results. )
As a reminder, the fund is not
available for direct purchase
by members of the public.
All investments in the fund
must be made by T. Rowe
Price or one of its affiliated
investment advisers on
behalf of mutual funds, 529
plans, or other institutional
client accounts for which
T. Rowe Price or its affiliate
has discretionary investment
authority. The Z Class is only available to funds managed by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services.
What factors influenced the fund’s performance?
Most sectors of the Russell 2000 Index produced positive returns during the
12-month period. U.S. small-cap stocks advanced in 2023, despite spending most of the year out of favor, with a late-period rally primarily influenced by expectations that the Federal Reserve was nearing the conclusion of its rate-
hike campaign and may initiate rate cuts in 2024.
Within our portfolio, industrials and business services stocks contributed the most to absolute returns. Building products companies were among the best performers in the portfolio, with Simpson Manufacturing and UFP
Industries being particularly strong. Simpson Manufacturing is a maker of structural connectors and fasteners used in homebuilding, house repairs, and nonresidential construction. Shares advanced during the year on the heels of
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Small-Cap Index Fund –
.
8.09% 16.75%
Small-Cap Index Fund–
.
I  Class 8.20 16.92
Small-Cap Index Fund–
.
Z  Class 8.25 17.07
Russell 2000 Index 8.18 16.93

T. ROWE PRICE Small-Cap Index Fund

a series of earnings beats. Additionally, the company continued to generate good cash flows and consistently returns capital to shareholders through dividends and buybacks. UFP Industries is a supplier of wood products to retail, construction, and industrial markets. Shares surged in the final two months of the year, as several of the company’s end markets could benefit from declining interest rates in 2024. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Information technology stocks (IT) were also significant contributors to fund performance. The software segment was the best performer, by a wide margin, with MicroStrategy and Qualys generating strong returns. MicroStrategy is an analytics and business intelligence company with two stated corporate strategies: to acquire and hold bitcoin, and to grow its enterprise analytics software business. Shares surged at the end of the year as falling longer-term interest rates supported a rally in high-growth and high-risk assets, including cryptocurrencies. Qualys is a provider of cloud-based security, compliance, and
IT solutions. Shares also benefited from the end-of-year rally in software names and small-cap companies.
The consumer discretionary sector also contributed to absolute returns, with the household durables segment particularly strong. Homebuilders Meritage
Homes and KB Home soared late in the year, as expectations for lower mortgage interest rates in 2024 augured well for greater housing affordability.
Conversely, the utilities sector, one of the smallest in the index and the portfolio, was the only sector to display negative returns during the year.
Utilities fell during the period given the backdrop of high interest rates.
Within our portfolio, multi-utilities companies performed worst as Black Hills
Corporation detracted from returns.
How is the fund positioned?
The Small-Cap Index Fund seeks to replicate the structure and performance of its benchmark, the Russell 2000 Index. The index, which is constructed by the
Russell Investment Group, consists of approximately 2,000 small-cap securities, some of which could be considered micro-caps.

T. ROWE PRICE Small-Cap Index Fund

The fund seeks to employ a full
replication strategy, which involves
investing substantially all of its
assets in all of the stocks in the
index and seeking to maintain
holdings of each stock in proportion
to its weight in the index. Since the
portfolio is designed to track its
index, it does not have the flexibility
to shift assets toward stocks or
sectors that are rising or away from
those that are declining.
At the end of our reporting
period, financials, industrials and
business services, health care, and
information technology were the
fund’s largest sector allocations, as
shown in the Sector Diversification
table. The portfolio had very
little exposure to communication
services, utilities, and consumer
staples investments.
What is portfolio management’s outlook?
Continued trends in disinflation, alongside a handful of benign jobs reports, have lengthened the runway for an economic soft landing. The Federal
Reserve’s dovish pivot—and implied rate cut cadence—has encouraged risk-on behavior as the probability of a recession continues to decline. We believe equity returns are likely to be more subdued in 2024; an additional move higher will likely hinge on the ability of companies to demonstrate meaningful earnings and free cash flow growth following the significant move up in the last
12 months, which was aided in large part by multiple expansion.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Financials 14.9% 16.8%
Industrials and Business
Services 17.1 16.7
Health Care 16.7 15.2
Information Technology 13.6 13.5
Consumer Discretionary 10.6 10.9
Energy 6.7 6.8
Real Estate 6.0 6.1
Materials 4.6 4.4
Consumer Staples 3.4 3.4
Utilities 3.0 2.7
Communication Services 2.5 2.3
Other and Reserves 0.9 1.2
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Small-Cap Index Fund

The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our job is not to determine which stocks or sectors are likely to perform best but, rather, to replicate the structure of the Russell 2000 Index to provide broad exposure to small-cap stocks and to attempt to track the index’s performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Small-Cap Index Fund

Risks of Investing in the Small-Cap Index Fund
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
Investments in securities issued by small-cap and micro-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions, and their securities may be difficult to trade. The risks of small-cap investing are heightened for investments in micro-cap companies.
Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.
The returns of the fund may deviate from the returns of its benchmark index
(referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

T. ROWE PRICE Small-Cap Index Fund

BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.

T. ROWE PRICE Small-Cap Index Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Super Micro Computer 0.5%
Simpson Manufacturing 0.3
e.l.f. Beauty 0.3
MicroStrategy 0.3
Cytokinetics 0.3
UFP Industries 0.3
Light & Wonder 0.3
Onto Innovation 0.3
Rambus 0.3
BellRing Brands 0.3
Qualys 0.3
Comfort Systems USA 0.3
Api 0.3
SPS Commerce 0.3
ImmunoGen 0.3
Fabrinet 0.3
Weatherford International 0.3
Chord Energy 0.3
Intra-Cellular Therapies 0.3
Applied Industrial Technologies 0.3
Duolingo 0.3
Matador Resources 0.3
SouthState 0.3
Ryman Hospitality Properties 0.3
Meritage 0.2
Total 7.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Small-Cap Index Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SMALL-CAP INDEX FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Small-Cap Index Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Periods Ended 12/31/23 1 Year 5 Years
Since
Inception
Inception
Date
Small-Cap Index Fund –
.
16.75% 9.75% 8.60% 12/9/15
Small-Cap Index Fund–
.
I  Class 16.92 9.94 8.77 12/9/15
Small-Cap Index Fund–
.
Z  Class 17.07 – 21.08 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Small-Cap Index Fund 4.94%
Small-Cap Index Fund–I Class 0.42
Small-Cap Index Fund–Z Class 0.38
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Small-Cap Index Fund

Please note that the fund has three share classes: The Investor Class charges no distribution and service (12b-1) fee, the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Small-Cap Index Fund

SMALL-CAP INDEX FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,080.90 $1.52
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.74   1.48
I Class
Actual   1,000.00   1,082.00   0.73
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.50   0.71
Z Class
Actual   1,000.00   1,082.50   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.29%, the
2
I Class
was 0.14%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 12.48 $ 15.93 $ 14.16 $ 12.20 $ 10.19
Investment activities
Net investment income
(1)(2)
0.18 0.17 0.11 0.11 0.15
Net realized and unrealized gain/
loss 1.90 (3.44) 1.91 2.30 2.42
Total from investment activities 2.08 (3.27) 2.02 2.41 2.57
Distributions
Net investment income (0.16) (0.16) (0.11) (0.12) (0.15)
Net realized gain — (0.02) (0.14) (0.33) (0.41)
Total distributions (0.16) (0.18) (0.25) (0.45) (0.56)
NET ASSET VALUE
End of period $ 14.40 $ 12.48 $ 15.93 $ 14.16 $ 12.20
Ratios/Supplemental Data
Total return
(2)(3)
16.75% (20.58)% 14.32% 19.88% 25.31%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.35% 4.93% 1.87% 4.10% 3.93%
Net expenses after waivers/
payments by Price Associates 0.29% 0.29% 0.34% 0.35% 0.34%
Net investment income 1.39% 1.26% 0.70% 1.00% 1.25%
Portfolio turnover rate 27.2% 22.0% 29.0% 21.1% 17.3%
Net assets, end of period (in
thousands) $177 $154 $197 $6,726 $5,794
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 12.54 $ 16.01 $ 14.21 $ 12.23 $ 10.19
Investment activities
Net investment income
(1)(2)
0.20 0.19 0.18 0.13 0.16
Net realized and unrealized gain/
loss 1.91 (3.46) 1.89 2.30 2.44
Total from investment activities 2.11 (3.27) 2.07 2.43 2.60
Distributions
Net investment income (0.18) (0.18) (0.13) (0.12) (0.15)
Net realized gain — (0.02) (0.14) (0.33) (0.41)
Total distributions (0.18) (0.20) (0.27) (0.45) (0.56)
NET ASSET VALUE
End of period $ 14.47 $ 12.54 $ 16.01 $ 14.21 $ 12.23
Ratios/Supplemental Data
Total return
(2)(3)
16.92% (20.48)% 14.63% 20.00% 25.60%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.40% 0.42% 0.65% 3.93% 3.71%
Net expenses after waivers/
payments by Price Associates 0.14% 0.14% 0.17% 0.20% 0.19%
Net investment income 1.55% 1.43% 1.12% 1.15% 1.40%
Portfolio turnover rate 27.2% 22.0% 29.0% 21.1% 17.3%
Net assets, end of period (in
thousands) $112,086 $85,393 $90,212 $355 $306
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 12.53 $ 15.99 $ 14.20 $ 7.59
Investment activities
Net investment income
(2)(3)
0.23 0.22 0.23 0.11
Net realized and unrealized gain/loss 1.90 (3.47) 1.85 6.95
Total from investment activities 2.13 (3.25) 2.08 7.06
Distributions
Net investment income (0.20) (0.19) (0.15) (0.12)
Net realized gain — (0.02) (0.14) (0.33)
Total distributions (0.20) (0.21) (0.29) (0.45)
NET ASSET VALUE
End of period $ 14.46 $ 12.53 $ 15.99 $ 14.20
Ratios/Supplemental Data
Total return
(3)(4)
17.07% (20.35)% 14.71% 93.22%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.32% 0.38% 0.72% 3.86%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.01% 0.01%
(5)
Net investment income 1.75% 1.67% 1.40% 1.30%
(5)
Portfolio turnover rate 27.2% 22.0% 29.0% 21.1%
Net assets, end of period (in thousands) $36,196 $11,833 $1,104 $187
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Index Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.5%
Anterix (1) 766 25
AST SpaceMobile  (1)(2) 4,839 29
ATN International  607 24
Bandwidth, Class A  (1) 1,388 20
Charge Enterprises  (1) 6,885 1
Cogent Communications Holdings  2,521 192
Consolidated Communications Holdings  (1) 4,137 18
EchoStar, Class A  (1)(2) 7,134 118
Globalstar  (1)(2) 39,970 78
IDT, Class B  (1) 873 30
Liberty Latin America, Class A  (1) 1,948 14
Liberty Latin America, Class C  (1) 8,308 61
Lumen Technologies  (1)(2) 58,046 106
Ooma  (1) 1,364 15
Shenandoah Telecommunications  2,796 60
791
Entertainment 0.4%
Atlanta Braves Holdings, Class A  (1) 550 24
Atlanta Braves Holdings, Class C  (1) 2,608 103
Cinemark Holdings  (1) 6,284 89
IMAX  (1) 2,606 39
Lions Gate Entertainment, Class A  (1) 3,387 37
Lions Gate Entertainment, Class B  (1) 7,096 72
Loop Media  (1) 1,798 2
Madison Square Garden Entertainment  (1) 2,278 72
Marcus  (2) 1,317 19
Playstudios  (1) 5,194 14
Reservoir Media  (1)(2) 1,089 8
Sphere Entertainment  (1)(2) 1,509 51
Vivid Seats, Class A  (1) 1,347 9
539
Interactive Media & Services 0.7%
Bumble, Class A  (1) 5,813 86
Cargurus  (1) 5,714 138
Cars.com  (1) 3,841 73
DHI Group  (1) 2,329 6
Eventbrite, Class A  (1) 4,304 36
EverQuote, Class A  (1) 1,137 14
fuboTV  (1)(2) 16,513 53
Grindr  (1) 2,342 21

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MediaAlpha, Class A  (1)(2) 1,364 15
Nextdoor Holdings  (1) 7,951 15
Outbrain  (1) 2,325 10
QuinStreet  (1) 3,086 40
Shutterstock  1,426 69
System1  (1)(2) 2,295 5
TrueCar  (1) 5,232 18
Vimeo  (1) 8,943 35
Yelp  (1) 3,832 181
Ziff Davis  (1) 2,680 180
ZipRecruiter, Class A  (1) 3,986 55
1,050
Media 0.6%
Advantage Solutions  (1)(2) 4,976 18
AMC Networks, Class A  (1) 1,737 33
Boston Omaha, Class A  (1) 1,271 20
Cardlytics  (1) 1,994 18
Clear Channel Outdoor Holdings  (1) 21,739 40
Daily Journal  (1) 82 28
Emerald Holding  (1) 766 5
Entravision Communications, Class A  3,627 15
EW Scripps, Class A  (1) 3,306 27
Gambling.com Group  (1) 956 9
Gannett  (1) 8,159 19
Gray Television  4,846 44
iHeartMedia, Class A  (1) 5,650 15
Integral Ad Science Holding  (1) 2,797 40
John Wiley & Sons, Class A  2,090 66
Magnite  (1) 7,748 72
PubMatic, Class A  (1) 2,517 41
Scholastic  1,544 58
Sinclair  (2) 1,941 25
Stagwell  (1) 4,631 31
TechTarget  (1) 1,525 53
TEGNA  11,658 178
Thryv Holdings  (1) 1,815 37
Townsquare Media, Class A  575 6
Urban One  (1) 626 3
Urban One, Class D  (1) 625 2
WideOpenWest  (1) 2,816 11
914
Wireless Telecommunication Services 0.1%
Gogo (1) 3,871 39
Spok Holdings  1,014 16
Telephone & Data Systems  5,656 104

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tingo Group  (1)(3) 6,016 1
160
Total Communication Services 3,454
CONSUMER DISCRETIONARY 10.9%
Automobile Components 1.3%
Adient (1) 5,435 198
American Axle & Manufacturing Holdings  (1) 6,587 58
Atmus Filtration Technologies  (1) 976 23
Cooper-Standard Holdings  (1) 966 19
Dana  7,476 109
Dorman Products  (1) 1,540 128
Fox Factory Holding  (1) 2,465 166
Gentherm  (1) 1,902 99
Goodyear Tire & Rubber  (1) 16,391 235
Holley  (1) 2,778 13
LCI Industries  1,426 179
Luminar Technologies  (1)(2) 15,774 53
Modine Manufacturing  (1) 3,000 179
Patrick Industries  1,222 123
Solid Power  (1)(2) 8,726 13
Standard Motor Products  1,222 49
Stoneridge  (1) 1,567 31
Visteon  (1) 1,599 200
XPEL  (1) 1,305 70
1,945
Automobiles 0.1%
Fisker (1)(2) 12,457 22
Livewire Group  (1) 1,171 13
Winnebago Industries  1,677 122
Workhorse Group  (1)(2) 8,260 3
160
Broadline Retail 0.1%
Big Lots  1,511 12
ContextLogic, Class A  (1) 1,193 7
Dillard's, Class A  (2) 201 81
Qurate Retail, Class B  (1) 65 —
Savers Value Village  (1) 1,536 27
127
Distributors 0.0%
Weyco Group  366 11
11
Diversified Consumer Services 1.3%
2U (1)(2) 4,075 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Adtalem Global Education  (1) 2,280 134
Carriage Services  726 18
Chegg  (1) 6,529 74
Clear Secure, Class A  (2) 4,782 99
Coursera  (1) 7,600 147
Duolingo  (1) 1,700 386
European Wax Center, Class A  (1) 1,906 26
Frontdoor  (1) 4,687 165
Graham Holdings, Class B  210 146
Laureate Education  7,487 103
Lincoln Educational Services  (1) 1,342 14
Nerdy  (1) 3,345 12
OneSpaWorld Holdings  (1) 4,911 69
Perdoceo Education  3,862 68
Rover Group  (1) 5,403 59
Strategic Education  1,323 122
Stride  (1) 2,476 147
Udemy  (1)(2) 5,086 75
Universal Technical Institute  (1) 1,941 24
WW International  (1)(2) 3,236 28
1,921
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment  (1) 3,161 33
Bally's  (1) 1,753 25
Biglari Holdings, Class B  (1) 42 7
BJ's Restaurants  (1) 1,333 48
Bloomin' Brands  5,119 144
Bluegreen Vacations Holding  627 47
Bowlero, Class A  (1)(2) 967 14
Brinker International  (1) 2,514 109
Carrols Restaurant Group  2,069 16
Century Casinos  (1) 1,369 7
Cheesecake Factory  2,781 97
Chuy's Holdings  (1) 1,008 39
Cracker Barrel Old Country Store  1,266 98
Dave & Buster's Entertainment  (1) 2,079 112
Denny's  (1) 3,221 35
Dine Brands Global  912 45
El Pollo Loco Holdings  (1) 1,584 14
Empire Resorts, Escrow, EC  (1)(3) 9 —
Everi Holdings  (1) 4,882 55
First Watch Restaurant Group  (1) 1,314 26
Full House Resorts  (1) 2,029 11
Global Business Travel Group I  (1)(2) 1,907 12
Golden Entertainment  1,178 47

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Grand Vacations  (1) 4,633 186
Inspired Entertainment  (1) 1,212 12
International Game Technology  6,271 172
Jack in the Box  1,180 96
Krispy Kreme  (2) 5,029 76
Kura Sushi USA, Class A  (1) 341 26
Life Time Group Holdings  (1)(2) 2,614 39
Light & Wonder  (1) 5,305 436
Lindblad Expeditions Holdings  (1) 1,957 22
Monarch Casino & Resort  777 54
Mondee Holdings  (1)(2) 2,480 7
Nathan's Famous  159 12
Noodles  (1) 1,999 6
ONE Group Hospitality  (1) 1,075 7
Papa John's International  (2) 1,919 146
PlayAGS  (1) 2,110 18
Portillo's, Class A  (1) 2,641 42
Potbelly  (1) 1,478 15
RCI Hospitality Holdings  509 34
Red Robin Gourmet Burgers  (1) 954 12
Red Rock Resorts, Class A  2,779 148
Rush Street Interactive  (1)(2) 3,429 15
Sabre  (1) 19,123 84
SeaWorld Entertainment  (1) 2,083 110
Shake Shack, Class A  (1) 2,202 163
Six Flags Entertainment  (1) 4,139 104
Super Group SGHC  (1) 8,024 25
Sweetgreen, Class A  (1) 5,575 63
Target Hospitality  (1)(2) 1,859 18
Xponential Fitness, Class A  (1)(2) 1,404 18
3,207
Household Durables 2.4%
Beazer Homes USA  (1) 1,741 59
Cavco Industries  (1) 511 177
Century Communities  1,661 152
Cricut, Class A  2,848 19
Dream Finders Homes, Class A  (1)(2) 1,423 51
Ethan Allen Interiors  1,359 43
GoPro, Class A  (1) 7,111 25
Green Brick Partners  (1) 1,503 78
Helen of Troy  (1)(2) 1,374 166
Hooker Furnishings  613 16
Hovnanian Enterprises, Class A  (1) 284 44
Installed Building Products  1,379 252
iRobot  (1) 1,551 60

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
KB Home  4,147 259
Landsea Homes  (1) 1,217 16
La-Z-Boy  2,494 92
Legacy Housing  (1) 517 13
LGI Homes  (1) 1,214 162
Lovesac  (1) 782 20
M/I Homes  (1) 1,554 214
MDC Holdings  3,453 191
Meritage Homes  2,117 369
Purple Innovation  (2) 3,083 3
Skyline Champion  (1) 3,119 232
Snap One Holdings  (1)(2) 906 8
Sonos  (1) 7,291 125
Taylor Morrison Home  (1) 6,024 321
Traeger  (1) 1,896 5
Tri Pointe Homes  (1) 5,604 198
United Homes Group  (1)(2) 302 3
Vizio Holding, Class A  (1) 4,449 34
VOXX International  (1) 684 7
Worthington Enterprises  1,759 101
3,515
Leisure Products 0.4%
Acushnet Holdings  1,789 113
AMMO  (1)(2) 4,778 10
Clarus  1,705 12
Escalade  586 12
Funko, Class A  (1) 1,988 15
JAKKS Pacific  (1) 435 15
Johnson Outdoors, Class A  306 16
Latham Group  (1) 2,282 6
Malibu Boats, Class A  (1) 1,150 63
Marine Products  418 5
MasterCraft Boat Holdings  (1) 951 22
Smith & Wesson Brands  2,672 36
Solo Brands, Class A  (1)(2) 1,131 7
Sturm Ruger  1,010 46
Topgolf Callaway Brands  (1) 8,234 118
Vista Outdoor  (1) 3,312 98
594
Specialty Retail 2.6%
1-800-Flowers.com, Class A  (1) 1,518 16
Aaron's  1,639 18
Abercrombie & Fitch, Class A  (1) 2,841 251
Academy Sports & Outdoors  4,209 278
American Eagle Outfitters  10,517 223

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
America's Car-Mart  (1) 332 25
Arko  4,822 40
Asbury Automotive Group  (1) 1,205 271
BARK  (1)(2) 7,401 6
Beyond  (1) 2,605 72
Big 5 Sporting Goods  1,138 7
Boot Barn Holdings  (1) 1,739 134
Buckle  1,763 84
Build-A-Bear Workshop  730 17
Caleres  2,010 62
Camping World Holdings, Class A  2,428 64
CarParts.com  (1) 3,003 10
Carvana  (1)(2) 5,580 295
Cato, Class A  939 7
Chico's FAS  (1) 6,975 53
Children's Place  (1) 635 15
Designer Brands, Class A  2,735 24
Destination XL Group  (1) 3,112 14
Duluth Holdings, Class B  (1) 769 4
Envela  (1) 372 2
EVgo  (1)(2) 6,174 22
Foot Locker  4,795 149
Genesco  (1) 684 24
Group 1 Automotive  795 242
GrowGeneration  (1)(2) 3,062 8
Guess?  1,681 39
Haverty Furniture  811 29
Hibbett  738 53
J Jill  (1) 225 6
Lands' End  (1) 747 7
Lazydays Holdings  (1)(2) 794 6
Leslie's  (1) 10,455 72
MarineMax  (1) 1,268 49
Monro  1,810 53
National Vision Holdings  (1) 4,471 94
ODP  (1) 1,887 106
OneWater Marine, Class A  (1)(2) 652 22
PetMed Express  1,064 8
Rent the Runway, Class A  (1)(2) 2,348 1
Revolve Group  (1)(2) 2,441 40
Sally Beauty Holdings  (1) 6,177 82
Shoe Carnival  1,075 32
Signet Jewelers  2,593 278
Sleep Number  (1) 1,149 17
Sonic Automotive, Class A  840 47
Sportsman's Warehouse Holdings  (1) 2,205 9

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stitch Fix, Class A  (1) 4,879 17
ThredUp, Class A  (1) 3,827 9
Tile Shop Holdings  (1) 1,664 12
Tilly's, Class A  (1) 1,310 10
Torrid Holdings  (1) 655 4
Upbound Group  3,160 107
Urban Outfitters  (1) 3,728 133
Warby Parker, Class A  (1) 4,886 69
Winmark  164 68
Zumiez  (1) 942 19
3,935
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Class A  (1)(2) 5,360 7
Figs, Class A  (1)(2) 7,453 52
Fossil Group  (1)(2) 2,213 3
G-III Apparel Group  (1) 2,385 81
Hanesbrands  (1) 20,183 90
Kontoor Brands  3,243 202
Movado Group  841 25
Oxford Industries  860 86
Rocky Brands  427 13
Steven Madden  4,345 183
Vera Bradley  (1) 1,545 12
Wolverine World Wide  4,622 41
795
Total Consumer Discretionary 16,210
CONSUMER STAPLES 3.3%
Beverages 0.4%
Coca-Cola Consolidated  278 258
Duckhorn Portfolio  (1) 2,588 25
MGP Ingredients  909 90
National Beverage  (1) 1,367 68
Primo Water  9,141 138
Vita Coco  (1)(2) 1,658 43
Zevia PBC, Class A  (1) 1,229 2
624
Consumer Staples Distribution & Retail 0.6%
Andersons  1,843 106
Chefs' Warehouse  (1) 2,046 60
HF Foods Group  (1) 2,318 13
Ingles Markets, Class A  812 70
Natural Grocers by Vitamin Cottage  559 9
PriceSmart  1,480 112
SpartanNash  2,009 46

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sprouts Farmers Market  (1) 5,927 285
United Natural Foods  (1) 3,395 55
Village Super Market, Class A  535 14
Weis Markets  949 61
831
Food Products 1.0%
Alico  407 12
B&G Foods  4,223 44
Benson Hill  (1)(2) 8,931 2
Beyond Meat  (1)(2) 3,468 31
BRC, Class A  (1)(2) 2,237 8
Calavo Growers  1,024 30
Cal-Maine Foods  2,368 136
Dole  4,150 51
Forafric Global  (1) 256 3
Fresh Del Monte Produce  1,981 52
Hain Celestial Group  (1) 5,168 57
J & J Snack Foods  879 147
John B. Sanfilippo & Son  519 54
Lancaster Colony  1,138 189
Limoneira  987 20
Mission Produce  (1) 2,712 27
Seneca Foods, Class A  (1) 292 15
Simply Good Foods  (1) 5,288 209
Sovos Brands  (1) 3,202 71
SunOpta  (1)(2) 5,355 29
TreeHouse Foods  (1) 3,012 125
Utz Brands  4,146 67
Vital Farms  (1) 1,843 29
Westrock Coffee  (1)(2) 1,554 16
1,424
Household Products 0.3%
Central Garden & Pet  (1) 552 28
Central Garden & Pet, Class A  (1) 2,256 99
Energizer Holdings  4,187 133
Oil-Dri  272 18
WD-40  783 187
465
Personal Care Products 0.9%
Beauty Health  (1)(2) 4,295 13
BellRing Brands  (1) 7,665 425
Edgewell Personal Care  2,930 107
elf Beauty  (1) 3,135 453
Herbalife  (1) 5,672 87

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Inter Parfums  1,071 154
Medifast  625 42
Nature's Sunshine Products  (1) 709 12
Nu Skin Enterprises, Class A  2,882 56
USANA Health Sciences  (1) 668 36
Waldencast, Class A  (1)(2) 1,986 22
1,407
Tobacco 0.1%
Ispire Technology  (1) 1,101 13
Turning Point Brands  936 25
Universal  1,389 94
Vector Group  8,332 94
226
Total Consumer Staples 4,977
ENERGY 6.8%
Energy Equipment & Services 2.4%
Archrock  8,128 125
Atlas Energy Solutions  1,062 18
Borr Drilling  (1)(2) 12,614 93
Bristow Group  (1) 1,381 39
Cactus, Class A  3,734 170
ChampionX  11,383 333
Core Laboratories  2,702 48
Diamond Offshore Drilling  (1) 5,845 76
DMC Global  (1) 1,166 22
Dril-Quip  (1) 1,977 46
Expro Group Holdings  (1) 5,196 83
Forum Energy Technologies  (1) 544 12
Helix Energy Solutions Group  (1) 8,254 85
Helmerich & Payne  5,672 205
KLX Energy Services Holdings  (1)(2) 625 7
Kodiak Gas Services  903 18
Liberty Energy  9,521 173
Mammoth Energy Services  (1) 1,149 5
Nabors Industries  (1) 530 43
Newpark Resources  (1) 4,396 29
Noble  6,548 315
Oceaneering International  (1) 5,873 125
Oil States International  (1) 3,733 25
Patterson-UTI Energy  20,589 222
ProFrac Holding, Class A  (1) 1,417 12
ProPetro Holding  (1) 5,687 48
Ranger Energy Services  765 8
RPC  4,955 36

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SEACOR Marine Holdings  (1) 1,374 17
Seadrill  (1) 2,951 140
Select Water Solutions, Class A  4,760 36
Solaris Oilfield Infrastructure, Class A  1,729 14
TETRA Technologies  (1) 7,336 33
Tidewater  (1) 2,701 195
U.S. Silica Holdings  (1) 4,361 49
Valaris  (1) 3,516 241
Weatherford International  (1) 4,136 405
3,551
Oil, Gas & Consumable Fuels 4.4%
Amplify Energy  (1) 1,988 12
Ardmore Shipping  2,455 35
Berry  4,479 31
California Resources  4,058 222
Callon Petroleum  (1) 3,583 116
Centrus Energy, Class A  (1) 732 40
Chord Energy  2,432 404
Civitas Resources  (2) 4,702 322
Clean Energy Fuels  (1) 9,921 38
CNX Resources  (1) 9,131 183
Comstock Resources  (2) 5,310 47
CONSOL Energy  1,782 179
Crescent Energy, Class A  4,483 59
CVR Energy  1,707 52
Delek U.S. Holdings  3,733 96
DHT Holdings  7,856 77
Dorian LPG  1,996 88
Empire Petroleum  (1)(2) 738 8
Encore Energy  (1) 8,592 34
Energy Fuels  (1)(2) 9,028 65
Enviva  1,774 2
Equitrans Midstream  25,420 259
Evolution Petroleum  1,804 10
Excelerate Energy, Class A  986 15
FLEX LNG  1,723 50
FutureFuel  1,368 8
Gevo  (1)(2) 12,982 15
Golar LNG  5,778 133
Granite Ridge Resources  2,073 12
Green Plains  (1) 3,330 84
Gulfport Energy  (1) 648 86
Hallador Energy  (1) 1,252 11
HighPeak Energy  671 10
International Seaways  2,377 108

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kinetik Holdings  1,065 36
Kosmos Energy  (1) 26,358 177
Magnolia Oil & Gas, Class A  10,446 222
Matador Resources  6,584 374
Murphy Oil  8,637 368
NACCO Industries, Class A  225 8
NextDecade  (1) 4,625 22
Nordic American Tankers  11,825 50
Northern Oil & Gas  5,068 188
Overseas Shipholding Group, Class A  3,472 18
Par Pacific Holdings  (1) 3,233 118
PBF Energy, Class A  6,490 285
Peabody Energy  6,671 162
Permian Resources  22,703 309
PrimeEnergy Resources  (1) 36 4
REX American Resources  (1) 909 43
Riley Exploration Permian  484 13
Ring Energy  (1)(2) 6,949 10
SandRidge Energy  1,880 26
Scorpio Tankers  2,785 169
SFL  6,615 75
SilverBow Resources  (1) 1,234 36
Sitio Royalties, Class A  4,746 112
SM Energy  6,877 266
Talos Energy  (1) 6,304 90
Teekay  (1) 3,935 28
Teekay Tankers, Class A  1,378 69
Tellurian  (1)(2) 31,341 24
Uranium Energy  (1)(2) 21,793 139
VAALCO Energy  6,334 28
Verde Clean Fuels  (1) 210 1
Vertex Energy  (1)(2) 3,865 13
Vital Energy  (1) 1,355 62
Vitesse Energy  1,393 30
W&T Offshore  5,375 18
World Kinect  3,555 81
6,585
Total Energy 10,136
FINANCIALS 16.9%
Banks 9.4%
1st Source  971 53
ACNB  497 22
Amalgamated Financial  988 27
Amerant Bancorp  1,521 37
American National Bankshares  611 30

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ameris Bancorp  3,820 203
Ames National  535 11
Arrow Financial  837 23
Associated Banc-Corp  8,739 187
Atlantic Union Bankshares  4,383 160
Axos Financial  (1) 3,246 177
Banc of California  7,641 103
BancFirst  1,289 125
Bancorp  (1) 3,020 116
Bank First  (2) 543 47
Bank of Hawaii  2,288 166
Bank of Marin Bancorp  943 21
Bank of NT Butterfield & Son  2,881 92
Bank7  185 5
BankUnited  4,345 141
Bankwell Financial Group  316 10
Banner  1,964 105
Bar Harbor Bankshares  824 24
BayCom  662 16
BCB Bancorp  803 10
Berkshire Hills Bancorp  2,539 63
Blue Foundry Bancorp  (1) 1,068 10
Blue Ridge Bankshares  (2) 938 3
Bridgewater Bancshares  (1) 1,245 17
Brookline Bancorp  4,932 54
Burke & Herbert Financial Services  (2) 358 23
Business First Bancshares  1,412 35
Byline Bancorp  1,438 34
C&F Financial  191 13
Cadence Bank  10,597 314
Cambridge Bancorp  449 31
Camden National  802 30
Capital Bancorp  559 14
Capital City Bank Group  744 22
Capitol Federal Financial  7,455 48
Capstar Financial Holdings  1,066 20
Carter Bankshares  (1) 1,397 21
Cathay General Bancorp  4,015 179
Central Pacific Financial  1,473 29
Central Valley Community Bancorp  591 13
Chemung Financial  218 11
ChoiceOne Financial Services  (2) 432 13
Citizens & Northern  894 20
Citizens Financial Services  214 14
City Holding  854 94
Civista Bancshares  867 16

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CNB Financial  1,224 28
Coastal Financial  (1) 639 28
Codorus Valley Bancorp  555 14
Colony Bankcorp  879 12
Columbia Financial  (1) 1,721 33
Community Bank System  3,107 162
Community Trust Bancorp  926 41
ConnectOne Bancorp  2,068 47
CrossFirst Bankshares  (1) 2,648 36
Customers Bancorp  (1) 1,650 95
CVB Financial  7,765 157
Dime Community Bancshares  2,068 56
Eagle Bancorp  1,705 51
Eastern Bankshares  9,058 129
Enterprise Bancorp  519 17
Enterprise Financial Services  2,086 93
Equity Bancshares, Class A  857 29
Esquire Financial Holdings  393 20
ESSA Bancorp  541 11
Evans Bancorp  259 8
Farmers & Merchants Bancorp  682 17
Farmers National Banc  2,147 31
FB Financial  2,049 82
Fidelity D&D Bancorp  264 15
Financial Institutions  850 18
First Bancorp  551 16
First Bancorp North Carolina  2,295 85
First BanCorp Puerto Rico  10,034 165
First Bancshares  1,784 52
First Bank New Jersey  1,138 17
First Busey  2,997 74
First Business Financial Services  424 17
First Commonwealth Financial  5,884 91
First Community  364 8
First Community Bankshares  1,034 38
First Financial  698 30
First Financial Bancorp  5,506 131
First Financial Bankshares  7,590 230
First Foundation  3,033 29
First Interstate BancSystem, Class A  4,823 148
First Merchants  3,456 128
First Mid Bancshares  1,299 45
First of Long Island  1,193 16
First Western Financial  (1) 480 10
Five Star Bancorp  730 19
Flushing Financial  1,606 26

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FS Bancorp  377 14
Fulton Financial  9,287 153
FVCBankcorp  (1) 856 12
German American Bancorp  1,632 53
Glacier Bancorp  6,490 268
Great Southern Bancorp  535 32
Greene County Bancorp  367 10
Guaranty Bancshares  469 16
Hancock Whitney  5,051 245
Hanmi Financial  1,796 35
HarborOne Bancorp  2,448 29
HBT Financial  772 16
Heartland Financial USA  2,438 92
Heritage Commerce  3,446 34
Heritage Financial  2,032 43
Hilltop Holdings  2,682 94
Hingham Institution For Savings  82 16
Home Bancorp  412 17
Home BancShares  11,098 281
HomeStreet  1,016 10
HomeTrust Bancshares  882 24
Hope Bancorp  6,664 80
Horizon Bancorp  2,540 36
Independent Bank, (MA)  2,577 170
Independent Bank, (MI)  1,145 30
Independent Bank Group  2,079 106
International Bancshares  3,133 170
John Marshall Bancorp  718 16
Kearny Financial  2,373 21
Lakeland Bancorp  3,632 54
Lakeland Financial  1,427 93
LCNB  657 10
Live Oak Bancshares  1,805 82
Luther Burbank  (1) 531 6
Macatawa Bank  1,478 17
MainStreet Bancshares  419 10
Mercantile Bank  910 37
Metrocity Bankshares  1,089 26
Metropolitan Bank Holding  (1) 596 33
Mid Penn Bancorp  850 21
Middlefield Banc  (2) 445 14
Midland States Bancorp  1,252 35
MidWestOne Financial Group  835 22
MVB Financial  650 15
National Bank Holdings, Class A  2,124 79
National Bankshares  346 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NBT Bancorp  2,625 110
Nicolet Bankshares  745 60
Northeast Bank  393 22
Northeast Community Bancorp  758 13
Northfield Bancorp  2,452 31
Northrim BanCorp  311 18
Northwest Bancshares  7,319 91
Norwood Financial  419 14
Oak Valley Bancorp  396 12
OceanFirst Financial  3,389 59
OFG Bancorp  2,674 100
Old National Bancorp  17,044 288
Old Second Bancorp  2,540 39
Orange County Bancorp  293 18
Origin Bancorp  1,650 59
Orrstown Financial Services  615 18
Pacific Premier Bancorp  5,536 161
Park National  821 109
Parke Bancorp  557 11
Pathward Financial  1,541 82
PCB Bancorp  607 11
Peapack-Gladstone Financial  945 28
Penns Woods Bancorp  337 8
Peoples Bancorp  2,023 68
Peoples Financial Services  417 20
Pioneer Bancorp  (1) 581 6
Plumas Bancorp  311 13
Preferred Bank  747 55
Premier Financial  2,066 50
Primis Financial  1,202 15
Princeton Bancorp  314 11
Provident Financial Services  4,235 76
QCR Holdings  958 56
RBB Bancorp  987 19
Red River Bancshares  265 15
Renasant  3,169 107
Republic Bancorp, Class A  501 28
S&T Bancorp  2,244 75
Sandy Spring Bancorp  2,536 69
Seacoast Banking  4,920 140
ServisFirst Bancshares  2,940 196
Shore Bancshares  1,750 25
Sierra Bancorp  772 17
Simmons First National, Class A  7,219 143
SmartFinancial  887 22
South Plains Financial  677 20

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern First Bancshares  (1) 410 15
Southern Missouri Bancorp  558 30
Southern States Bancshares  440 13
Southside Bancshares  1,708 53
SouthState  4,424 374
Stellar Bancorp  2,811 78
Sterling Bancorp  (1) 1,239 7
Stock Yards Bancorp  1,565 81
Summit Financial Group  625 19
Texas Capital Bancshares  (1) 2,765 179
Third Coast Bancshares  (1) 684 14
Timberland Bancorp  427 13
Tompkins Financial  779 47
Towne Bank  4,103 122
TriCo Bancshares  1,794 77
Triumph Financial  (1) 1,275 102
TrustCo Bank  1,095 34
Trustmark  3,504 98
UMB Financial  2,555 213
United Bankshares  7,612 286
United Community Banks  6,671 195
Unity Bancorp  390 12
Univest Financial  1,707 38
USCB Financial Holdings  (1) 573 7
Valley National Bancorp  25,117 273
Veritex Holdings  3,035 71
Virginia National Bankshares  292 10
WaFd  3,751 124
Washington Trust Bancorp  997 32
WesBanco  3,309 104
West BanCorp  920 19
Westamerica BanCorp  1,489 84
WSFS Financial  3,571 164
13,941
Capital Markets 1.4%
AlTi Global  (1)(2) 1,297 11
Artisan Partners Asset Management, Class A  3,585 158
AssetMark Financial Holdings  (1) 1,232 37
B. Riley Financial  1,207 25
Bakkt Holdings  (1) 3,910 9
BGC Group, Class A  20,653 149
Brightsphere Investment Group  1,835 35
Cohen & Steers  1,493 113
Diamond Hill Investment Group  159 26
Donnelley Financial Solutions  (1) 1,421 89

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Forge Global Holdings  (1) 6,206 21
GCM Grosvenor, Class A  2,298 21
Hamilton Lane, Class A  2,126 241
MarketWise  1,695 5
Moelis, Class A  3,890 218
Open Lending, Class A  (1) 5,829 50
P10, Class A  2,550 26
Patria Investments, Class A  3,166 49
Perella Weinberg Partners  2,473 30
Piper Sandler  1,001 175
PJT Partners, Class A  (2) 1,385 141
Silvercrest Asset Management Group, Class A  501 9
StepStone Group, Class A  3,091 99
StoneX Group  (1) 1,533 113
Value Line  33 2
Victory Capital Holdings, Class A  1,580 55
Virtus Investment Partners  398 96
WisdomTree  7,992 55
2,058
Consumer Finance 0.8%
Atlanticus Holdings  (1) 279 11
Bread Financial Holdings  2,897 95
Consumer Portfolio Services  (1) 441 4
Encore Capital Group  (1) 1,346 68
Enova International  (1) 1,669 92
FirstCash Holdings  2,194 238
Green Dot, Class A  (1) 2,600 26
LendingClub  (1) 6,313 55
LendingTree  (1) 649 20
Navient  4,934 92
Nelnet, Class A  739 65
NerdWallet, Class A  (1) 1,905 28
OppFi  (1) 515 3
PRA Group  (1) 2,253 59
PROG Holdings  (1) 2,541 79
Regional Management  507 13
Upstart Holdings  (1)(2) 4,214 172
World Acceptance  (1)(2) 239 31
1,151
Financial Services 2.4%
Acacia Research  (1)(2) 1,872 7
Alerus Financial  1,006 23
A-Mark Precious Metals  (2) 1,059 32
AvidXchange Holdings  (1) 8,582 106
Banco Latinoamericano de Comercio Exterior, Class E  1,607 40

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cannae Holdings  (1) 3,937 77
Cantaloupe  (1) 3,165 23
Cass Information Systems  793 36
Compass Diversified Holdings  (2) 3,640 82
Enact Holdings  1,745 50
Essent Group  6,073 320
EVERTEC  3,814 156
Federal Agricultural Mortgage, Class C  524 100
Finance of America, Class A  (1) 2,796 3
Flywire  (1) 6,127 142
I3 Verticals, Class A  (1) 1,271 27
International Money Express  (1) 1,928 43
Jackson Financial, Class A  4,821 247
Marqeta, Class A  (1) 27,924 195
Merchants Bancorp  892 38
Mr Cooper Group  (1) 3,754 244
NewtekOne  (2) 1,365 19
NMI Holdings, Class A  (1) 4,681 139
Ocwen Financial  (1) 380 12
Pagseguro Digital, Class A  (1) 11,389 142
Payoneer Global  (1) 15,182 79
Paysafe  (1) 1,971 25
Paysign  (1)(2) 1,613 5
PennyMac Financial Services  1,491 132
Priority Technology Holdings  (1) 793 3
Radian Group  9,157 261
Remitly Global  (1) 7,672 149
Repay Holdings  (1) 4,752 41
Security National Financial, Class A  (1) 616 6
StoneCo, Class A  (1) 16,926 305
SWK Holdings  (1) 187 3
Velocity Financial  (1) 436 7
Walker & Dunlop  1,853 206
Waterstone Financial  994 14
3,539
Insurance 1.7%
Ambac Financial Group  (1) 2,633 43
American Coastal Insurance, Class C  (1) 1,215 12
American Equity Investment Life Holding  (1) 4,576 255
AMERISAFE  1,102 52
BRP Group, Class A  (1) 3,461 83
CNO Financial Group  6,483 181
Crawford, Class A  819 11
Donegal Group, Class A  934 13
eHealth  (1) 1,678 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Employers Holdings  1,546 61
Enstar Group  (1) 689 203
F&G Annuities & Life  (2) 1,082 50
Fidelis Insurance Holdings  (1) 801 10
Genworth Financial, Class A  (1) 26,944 180
GoHealth, Class A  (1)(2) 194 3
Goosehead Insurance, Class A  (1) 1,237 94
Greenlight Capital Re, Class A  (1) 1,517 17
HCI Group  374 33
Hippo Holdings  (1)(2) 516 5
Horace Mann Educators  2,361 77
Investors Title  67 11
James River Group Holdings  2,038 19
Kingsway Financial Services  (1) 526 4
Lemonade  (1)(2) 2,924 47
Maiden Holdings  (1) 5,630 13
MBIA  2,620 16
Mercury General  1,551 58
National Western Life Group, Class A  131 63
NI Holdings  (1) 411 5
Oscar Health, Class A  (1) 9,159 84
Palomar Holdings  (1) 1,401 78
ProAssurance  3,122 43
Safety Insurance Group  829 63
Selective Insurance Group  3,500 348
Selectquote  (1) 7,985 11
SiriusPoint  (1) 4,007 46
Skyward Specialty Insurance Group  (1) 1,391 47
Stewart Information Services  1,539 90
Tiptree  1,353 26
Trupanion  (1)(2) 2,276 69
United Fire Group  1,150 23
Universal Insurance Holdings  1,493 24
2,586
Mortgage Real Estate Investment Trusts 1.2%
AFC Gamma, REIT  977 12
Angel Oak Mortgage REIT, REIT  590 6
Apollo Commercial Real Estate Finance, REIT  8,143 96
Arbor Realty Trust, REIT  10,606 161
Ares Commercial Real Estate, REIT  (2) 3,023 31
ARMOUR Residential REIT, REIT  2,857 55
Blackstone Mortgage Trust, Class A, REIT  10,034 213
BrightSpire Capital, REIT  7,490 56
Chicago Atlantic Real Estate Finance, REIT  (2) 938 15
Chimera Investment, REIT  13,440 67

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Claros Mortgage Trust  (2) 5,255 72
Dynex Capital, REIT  (2) 3,165 40
Ellington Financial, REIT  4,360 55
Franklin BSP Realty Trust, REIT  (2) 4,802 65
Granite Point Mortgage Trust, REIT  3,042 18
Hannon Armstrong Sustainable Infrastructure Capital, REIT  (2) 6,095 168
Invesco Mortgage Capital, REIT  (2) 2,658 24
KKR Real Estate Finance Trust, REIT  3,444 46
Ladder Capital, REIT  6,533 75
MFA Financial, REIT  5,883 66
New York Mortgage Trust, REIT  5,402 46
Nexpoint Real Estate Finance, REIT  401 6
Orchid Island Capital, REIT  (2) 3,103 26
PennyMac Mortgage Investment Trust, REIT  5,096 76
Ready Capital, REIT  9,178 94
Redwood Trust, REIT  5,343 40
TPG RE Finance Trust, REIT  4,092 27
Two Harbors Investment, REIT  5,603 78
1,734
Total Financials 25,009
HEALTH CARE 15.3%
Biotechnology 7.5%
2seventy bio  (1)(2) 3,122 13
4D Molecular Therapeutics  (1) 2,339 47
89bio  (1)(2) 3,639 41
Aadi Bioscience  (1) 902 2
ACADIA Pharmaceuticals  (1) 6,988 219
ACELYRIN  (1)(2) 1,985 15
Acrivon Therapeutics  (1) 389 2
Actinium Pharmaceuticals  (1)(2) 1,535 8
Adicet Bio  (1) 1,559 3
ADMA Biologics  (1) 12,244 55
Aduro Biotech, CVR  (1)(3) 35 —
Aerovate Therapeutics  (1) 649 15
Agenus  (1) 20,641 17
Agios Pharmaceuticals  (1) 3,198 71
Akero Therapeutics  (1) 2,982 70
Aldeyra Therapeutics  (1) 2,571 9
Alector  (1) 3,744 30
Alkermes  (1) 9,649 268
Allakos  (1) 4,042 11
Allogene Therapeutics  (1)(2) 5,685 18
Allovir  (1) 2,887 2
Alpine Immune Sciences  (1) 1,913 36
Altimmune  (1)(2) 2,965 33

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ALX Oncology Holdings  (1) 1,601 24
Amicus Therapeutics  (1) 16,347 232
AnaptysBio  (1) 1,035 22
Anavex Life Sciences  (1)(2) 4,199 39
Anika Therapeutics  (1) 821 19
Annexon  (1)(2) 2,902 13
Apogee Therapeutics  (1) 1,162 32
Arbutus Biopharma  (1)(2) 7,006 18
Arcellx  (1) 2,220 123
Arcturus Therapeutics Holdings  (1) 1,306 41
Arcus Biosciences  (1) 3,072 59
Arcutis Biotherapeutics  (1)(2) 4,820 16
Ardelyx  (1) 13,341 83
Arrowhead Pharmaceuticals  (1) 5,841 179
ARS Pharmaceuticals  (1)(2) 1,195 7
Astria Therapeutics  (1) 2,015 15
Atara Biotherapeutics  (1)(2) 4,755 2
Aura Biosciences  (1) 1,669 15
Aurinia Pharmaceuticals  (1)(2) 7,814 70
Avid Bioservices  (1) 3,713 24
Avidity Biosciences  (1) 4,196 38
Avita Medical  (1) 1,539 21
Beam Therapeutics  (1)(2) 4,179 114
BioAtla  (1)(2) 2,179 5
BioCryst Pharmaceuticals  (1)(2) 10,932 65
Biohaven  (1) 3,941 169
Biomea Fusion  (1)(2) 1,102 16
BioVie  (1) 162 —
Bioxcel Therapeutics  (1)(2) 955 3
Bluebird Bio  (1) 6,322 9
Blueprint Medicines  (1) 3,534 326
Bridgebio Pharma  (1) 6,659 269
Cabaletta Bio  (1) 1,992 45
CareDx  (1) 3,021 36
Caribou Biosciences  (1) 4,811 28
Carisma Therapeutics  1,312 4
Cartesian Therapeutics  (1)(2) 5,723 4
Cartesian Therapeutics, CVR  (1)(2)(3) 5,723 —
Catalyst Pharmaceuticals  (1) 5,768 97
Celcuity  (1) 1,000 15
Celldex Therapeutics  (1) 2,674 106
Century Therapeutics  (1) 1,338 4
Cerevel Therapeutics Holdings  (1)(2) 4,025 171
Chinook Therapeutics, CVR  (1)(3) 2,945 —
Cogent Biosciences  (1) 4,730 28
Coherus Biosciences  (1)(2) 5,387 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Compass Therapeutics  (1) 5,220 8
Crinetics Pharmaceuticals  (1) 3,764 134
Cue Biopharma  (1)(2) 1,704 4
Cullinan Oncology  (1) 1,373 14
Cymabay Therapeutics  (1) 6,523 154
Cytokinetics  (1)(2) 5,359 447
Day One Biopharmaceuticals  (1) 3,642 53
Deciphera Pharmaceuticals  (1) 3,031 49
Denali Therapeutics  (1) 6,892 148
Design Therapeutics  (1) 1,785 5
Disc Medicine  (1) 520 30
Dynavax Technologies  (1) 7,405 104
Dyne Therapeutics  (1) 2,479 33
Eagle Pharmaceuticals  (1) 506 3
Editas Medicine  (1) 4,788 48
Emergent BioSolutions  (1) 2,517 6
Enanta Pharmaceuticals  (1) 1,188 11
Entrada Therapeutics  (1) 1,180 18
Erasca  (1) 4,087 9
Fate Therapeutics  (1) 5,189 19
Fennec Pharmaceuticals  (1) 1,089 12
FibroGen  (1)(2) 4,480 4
Foghorn Therapeutics  (1) 1,084 7
Genelux  (1) 1,005 14
Generation Bio  (1) 2,312 4
Geron  (1) 29,794 63
Graphite Bio  (1) 1,386 4
Gritstone bio  (1) 5,167 11
GTx, CVR  (1)(3) 1 —
Halozyme Therapeutics  (1) 7,550 279
Heron Therapeutics  (1)(2) 6,545 11
HilleVax  (1) 1,551 25
Humacyte  (1)(2) 3,559 10
Icosavax  (1) 1,551 24
Ideaya Biosciences  (1) 3,470 123
IGM Biosciences  (1)(2) 662 5
Immuneering, Class A  (1)(2) 1,186 9
ImmunityBio  (1)(2) 7,778 39
ImmunoGen  (1) 13,916 413
Immunovant  (1)(2) 3,149 133
Inhibrx  (1)(2) 2,002 76
Inozyme Pharma  (1) 2,916 12
Insmed  (1) 8,039 249
Intellia Therapeutics  (1) 5,143 157
Iovance Biotherapeutics  (1) 13,151 107
Ironwood Pharmaceuticals  (1) 7,962 91

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
iTeos Therapeutics  (1) 1,379 15
Janux Therapeutics  (1)(2) 1,066 11
KalVista Pharmaceuticals  (1)(2) 1,843 23
Karyopharm Therapeutics  (1)(2) 5,572 5
Keros Therapeutics  (1) 1,313 52
Kezar Life Sciences  (1)(2) 3,636 3
Kiniksa Pharmaceuticals, Class A  (1) 1,764 31
Kodiak Sciences  (1) 1,676 5
Krystal Biotech  (1) 1,260 156
Kura Oncology  (1) 4,120 59
Kymera Therapeutics  (1)(2) 2,213 56
Larimar Therapeutics  (1) 1,266 6
Lexicon Pharmaceuticals  (1)(2) 4,609 7
Lineage Cell Therapeutics  (1) 8,374 9
Lyell Immunopharma  (1)(2) 9,510 18
MacroGenics  (1) 3,453 33
Madrigal Pharmaceuticals  (1) 851 197
MannKind  (1) 14,902 54
MeiraGTx Holdings  (1) 2,017 14
Merrimack Pharmaceuticals  (1) 516 7
Mersana Therapeutics  (1)(2) 6,528 15
MiMedx Group  (1) 6,695 59
Mineralys Therapeutics  (1)(2) 1,201 10
Mirum Pharmaceuticals  (1) 1,439 42
Monte Rosa Therapeutics  (1) 1,517 9
Morphic Holding  (1) 2,130 62
Mural Oncology  (1) 941 6
Myriad Genetics  (1) 4,639 89
Nkarta  (1)(2) 1,725 11
Novavax  (1)(2) 5,586 27
Nurix Therapeutics  (1) 2,809 29
Nuvalent, Class A  (1) 1,532 113
Nuvectis Pharma  (1)(2) 447 4
Ocean Biomedical  (1) 425 —
Olema Pharmaceuticals  (1) 1,462 20
Omega Therapeutics  (1) 1,199 4
Organogenesis Holdings  (1) 3,770 15
ORIC Pharmaceuticals  (1) 2,152 20
Outlook Therapeutics  (1) 8,024 3
Ovid therapeutics  (1) 3,366 11
PDS Biotechnology  (1) 1,731 9
PepGen  (1) 515 3
PMV Pharmaceuticals  (1) 2,018 6
Poseida Therapeutics  (1) 4,172 14
Precigen  (1)(2) 7,440 10
Prelude Therapeutics  (1) 1,020 4

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Prime Medicine  (1)(2) 2,361 21
ProKidney  (1)(2) 2,365 4
Protagonist Therapeutics  (1) 3,356 77
Protalix BioTherapeutics  (1) 3,813 7
Prothena  (1) 2,437 89
PTC Therapeutics  (1) 4,156 115
Rallybio  (1) 1,503 4
RAPT Therapeutics  (1) 1,743 43
RayzeBio  (1) 1,151 72
Recursion Pharmaceuticals, Class A  (1)(2) 7,921 78
REGENXBIO  (1) 2,370 43
Relay Therapeutics  (1) 5,278 58
Reneo Pharmaceuticals  (1) 759 1
Replimune Group  (1) 2,927 25
REVOLUTION Medicines  (1) 8,366 240
Rhythm Pharmaceuticals  (1) 2,954 136
Rigel Pharmaceuticals  (1) 9,422 14
Rocket Pharmaceuticals  (1) 3,621 109
Sage Therapeutics  (1) 3,047 66
Sagimet Biosciences, Class A  (1)(2) 283 2
Sana Biotechnology  (1) 5,723 23
Sangamo Therapeutics  (1) 7,676 4
Savara  (1) 4,919 23
Scholar Rock Holding  (1)(2) 3,218 60
Seres Therapeutics  (1)(2) 5,366 7
SpringWorks Therapeutics  (1) 3,850 141
Stoke Therapeutics  (1)(2) 1,376 7
Summit Therapeutics  (1) 6,755 18
Sutro Biopharma  (1) 3,752 16
Syndax Pharmaceuticals  (1) 3,808 82
Tango Therapeutics  (1)(2) 2,640 26
Tenaya Therapeutics  (1) 2,240 7
TG Therapeutics  (1)(2) 8,008 137
Tobira Therapeutics, CVR  (1)(3) 25 —
Travere Therapeutics  (1)(2) 4,283 38
Turnstone Biologics  (1) 338 1
Twist Bioscience  (1) 3,262 120
Tyra Biosciences  (1) 706 10
UroGen Pharma  (1) 1,606 24
Vanda Pharmaceuticals  (1) 3,240 14
Vaxcyte  (1) 5,449 342
Vaxxinity, Class A  (1) 2,104 2
Vera Therapeutics  (1) 1,964 30
Veracyte  (1) 4,168 115
Vericel  (1) 2,724 97
Verve Therapeutics  (1) 3,043 42

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vigil Neuroscience  (1) 791 3
Viking Therapeutics  (1) 5,526 103
Vir Biotechnology  (1) 4,879 49
Viridian Therapeutics  (1)(2) 2,467 54
Vor BioPharma  (1) 1,854 4
Voyager Therapeutics  (1) 1,763 15
X4 Pharmaceuticals  (1) 6,056 5
Xencor  (1) 3,348 71
XOMA  (1) 360 7
Y-mAbs Therapeutics  (1) 2,244 15
Zentalis Pharmaceuticals  (1) 3,370 51
Zura Bio  (1) 704 3
Zymeworks  (1) 3,247 34
11,148
Health Care Equipment & Supplies 2.8%
Accuray (1) 5,333 15
Alphatec Holdings  (1) 5,339 81
AngioDynamics  (1) 2,172 17
Artivion  (1) 2,288 41
AtriCure  (1) 2,666 95
Atrion  77 29
Avanos Medical  (1) 2,672 60
Axogen  (1) 2,294 16
Axonics  (1) 2,865 178
Beyond Air  (1)(2) 1,263 2
Butterfly Network  (1)(2) 6,939 7
Cerus  (1) 10,178 22
ClearPoint Neuro  (1)(2) 1,130 8
CONMED  1,765 193
Cutera  (1)(2) 1,023 4
CVRx  (1) 671 21
Embecta  3,407 64
Glaukos  (1) 2,730 217
Haemonetics  (1) 2,918 250
Inari Medical  (1) 3,078 200
Inmode  (1)(2) 4,439 99
Inogen  (1) 1,210 7
Integer Holdings  (1) 1,917 190
iRadimed  416 20
iRhythm Technologies  (1) 1,771 190
KORU Medical Systems  (1) 1,723 4
Lantheus Holdings  (1) 3,959 245
LeMaitre Vascular  1,143 65
LivaNova  (1) 3,132 162
Merit Medical Systems  (1) 3,308 251

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nano-X Imaging  (1)(2) 2,741 17
Neogen  (1) 12,676 255
Nevro  (1) 2,089 45
Omnicell  (1) 2,572 97
OraSure Technologies  (1) 4,177 34
Orchestra BioMed Holdings  (1) 863 8
Orthofix Medical  (1) 2,084 28
OrthoPediatrics  (1) 892 29
Outset Medical  (1) 2,654 14
Paragon 28  (1) 2,629 33
PROCEPT BioRobotics  (1) 2,330 98
Pulmonx  (1) 2,136 27
Pulse Biosciences  (1)(2) 1,025 13
RxSight  (1) 1,647 66
Sanara Medtech  (1) 186 8
Semler Scientific  (1) 275 12
SI-BONE  (1) 2,316 49
Sight Sciences  (1)(2) 1,171 6
Silk Road Medical  (1) 2,285 28
STAAR Surgical  (1) 2,773 87
Surmodics  (1) 778 28
Tactile Systems Technology  (1) 1,385 20
Tela Bio  (1) 781 5
TransMedics Group  (1)(2) 1,851 146
Treace Medical Concepts  (1) 2,547 32
UFP Technologies  (1) 410 71
Utah Medical Products  184 16
Varex Imaging  (1) 2,259 46
Vicarious Surgical  (1) 3,603 1
Zimvie  (1) 1,447 26
Zynex  (1)(2) 1,133 12
4,110
Health Care Providers & Services 2.5%
23andMe Holding, Class A  (1) 18,862 17
Accolade  (1) 3,999 48
AdaptHealth  (1) 5,577 41
Addus HomeCare  (1) 900 83
Agiliti  (1) 1,780 14
AirSculpt Technologies  (1)(2) 759 6
Alignment Healthcare  (1) 5,004 43
AMN Healthcare Services  (1) 2,223 166
Apollo Medical Holdings  (1) 2,460 94
Aveanna Healthcare Holdings  (1)(2) 2,822 7
Brookdale Senior Living  (1) 10,843 63
Cano Health  (1) 117 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CareMax  (1) 4,462 2
Castle Biosciences  (1) 1,491 32
Community Health Systems  (1) 6,936 22
CorVel  (1) 510 126
Cross Country Healthcare  (1) 2,007 45
DocGo  (1)(2) 4,356 24
Enhabit  (1) 2,955 31
Ensign Group  3,170 356
Fulgent Genetics  (1) 1,199 35
Guardant Health  (1) 6,518 176
HealthEquity  (1) 4,886 324
Hims & Hers Health  (1) 7,035 63
InfuSystem Holdings  (1) 1,037 11
Innovage Holding  (1) 1,006 6
Invitae  (1)(2) 13,196 8
Joint  (1) 709 7
LifeStance Health Group  (1) 6,196 48
ModivCare  (1) 748 33
National HealthCare  724 67
National Research, Class A  802 32
NeoGenomics  (1) 7,433 120
OPKO Health  (1) 23,690 36
Option Care Health  (1) 9,743 328
Owens & Minor  (1) 4,269 82
P3 Health Partners  (1) 1,963 3
Patterson  5,015 143
Pediatrix Medical Group  (1) 4,902 46
Pennant Group  (1) 1,577 22
PetIQ  (1) 1,604 32
Privia Health Group  (1) 6,486 149
Progyny  (1) 4,576 170
Quipt Home Medical  (1) 2,283 12
RadNet  (1) 3,473 121
Select Medical Holdings  6,067 143
Surgery Partners  (1) 4,333 139
U.S. Physical Therapy  873 81
Viemed Healthcare  (1) 1,954 15
3,673
Health Care Technology 0.5%
American Well, Class A  (1) 15,169 23
Computer Programs & Systems  (1) 734 8
Definitive Healthcare  (1) 2,679 27
Evolent Health, Class A  (1) 6,354 210
Health Catalyst  (1) 3,132 29
HealthStream  1,428 39

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multiplan  (1)(2) 23,013 33
OptimizeRx  (1) 997 14
Phreesia  (1) 3,118 72
Schrodinger  (1) 3,130 112
Sharecare  (1) 16,831 18
Simulations Plus  943 42
Veradigm  (1) 6,185 65
692
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies  (1) 6,371 31
Akoya Biosciences  (1) 1,305 7
BioLife Solutions  (1) 1,965 32
Codexis  (1) 4,265 13
CryoPort  (1) 2,525 39
Cytek Biosciences  (1) 7,120 65
Harvard Bioscience  (1) 2,307 12
MaxCyte  (1) 5,128 24
Mesa Laboratories  305 32
NanoString Technologies  (1)(2) 2,233 2
Nautilus Biotechnology  (1) 2,651 8
Omniab  (1) 5,525 34
Omniab, Earn Out Shares $12.50  (1) 233 —
Omniab, Earn Out Shares $15.00  (1) 233 —
Pacific Biosciences of California  (1)(2) 14,704 144
Quanterix  (1) 2,046 56
Quantum-Si  (1)(2) 5,610 11
Seer  (1) 3,435 7
SomaLogic  (1) 8,220 21
538
Pharmaceuticals 1.6%
Aclaris Therapeutics  (1) 3,690 4
Amneal Pharmaceuticals  (1) 7,151 43
Amphastar Pharmaceuticals  (1) 2,221 137
Amylyx Pharmaceuticals  (1) 2,936 43
ANI Pharmaceuticals  (1) 846 47
Arvinas  (1) 2,835 117
Assertio Holdings  (1)(2) 4,993 5
Atea Pharmaceuticals  (1) 4,532 14
Axsome Therapeutics  (1)(2) 2,054 163
Biote, Class A  (1) 692 3
Bright Green  (1) 2,960 1
Cara Therapeutics  (1)(2) 2,330 2
Cassava Sciences  (1)(2) 2,303 52
Cassava Sciences, Warrants, 11/15/24  (1) 921 —
Citius Pharmaceuticals  (1) 6,053 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Collegium Pharmaceutical  (1) 1,998 62
Corcept Therapeutics  (1) 4,682 152
CorMedix  (1)(2) 2,890 11
Edgewise Therapeutics  (1)(2) 2,573 28
Enliven Therapeutics  (1)(2) 1,249 17
Evolus  (1) 2,413 25
Eyenovia  (1)(2) 1,365 3
EyePoint Pharmaceuticals  (1)(2) 1,567 36
Harmony Biosciences Holdings  (1) 1,913 62
Harrow  (1)(2) 1,822 20
Ikena Oncology  (1) 1,439 3
Innoviva  (1) 3,467 56
Intra-Cellular Therapies  (1) 5,440 390
Ligand Pharmaceuticals  (1) 959 68
Liquidia  (1) 2,845 34
Longboard Pharmaceuticals  (1) 767 5
Marinus Pharmaceuticals  (1)(2) 3,023 33
Neumora Therapeutics  (1) 852 15
NGM Biopharmaceuticals  (1) 2,170 2
Nuvation Bio  (1) 8,945 14
Ocular Therapeutix  (1)(2) 4,887 22
Omeros  (1)(2) 3,482 11
Optinose  (1) 3,601 5
Pacira BioSciences  (1) 2,615 88
Phathom Pharmaceuticals  (1)(2) 1,939 18
Phibro Animal Health, Class A  1,141 13
Pliant Therapeutics  (1)(2) 3,273 59
Prestige Consumer Healthcare  (1) 2,876 176
Rain Oncology  (1) 833 1
Revance Therapeutics  (1)(2) 5,195 46
Scilex Holding  (1) 2,710 5
scPharmaceuticals  (1)(2) 1,637 10
SIGA Technologies  2,473 14
Supernus Pharmaceuticals  (1) 2,833 82
Taro Pharmaceutical Industries  (1) 453 19
Tarsus Pharmaceuticals  (1)(2) 1,682 34
Terns Pharmaceuticals  (1)(2) 2,416 16
Theravance Biopharma  (1)(2) 3,141 35
Theseus Pharmaceuticals  (1) 1,029 4
Third Harmonic Bio  (1) 1,021 11
Trevi Therapeutics  (1) 2,053 3
Ventyx Biosciences  (1) 2,598 6
Verrica Pharmaceuticals  (1)(2) 1,029 8
WaVe Life Sciences  (1) 3,227 16
Xeris Biopharma Holdings  (1) 7,417 17

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zevra Therapeutics  (1) 2,235 15
2,406
Total Health Care 22,567
INDUSTRIALS & BUSINESS SERVICES 16.6%
Aerospace & Defense 0.8%
AAR (1) 1,970 123
AeroVironment  (1) 1,502 189
AerSale  (1) 1,407 18
Archer Aviation, Class A  (1)(2) 8,855 54
Astronics  (1) 1,443 25
Cadre Holdings  1,141 37
Ducommun  (1) 766 40
Eve Holding  (1)(2) 891 6
Kaman  1,654 40
Leonardo DRS  (1) 3,943 79
Moog, Class A  1,652 239
National Presto Industries  283 23
Park Aerospace  1,115 16
Redwire  (1)(2) 392 1
Rocket Lab USA  (1) 16,063 89
Terran Orbital  (1)(2) 6,744 8
Triumph Group  (1) 3,779 63
V2X  (1) 641 30
Virgin Galactic Holdings  (1) 19,104 47
1,127
Air Freight & Logistics 0.2%
Air Transport Services Group  (1) 3,273 58
Forward Air  1,498 94
Hub Group, Class A  (1) 1,833 168
Radiant Logistics  (1) 1,958 13
333
Building Products 2.0%
AAON  3,941 291
American Woodmark  (1) 946 88
Apogee Enterprises  1,272 68
AZZ  1,432 83
CSW Industrials  890 185
Gibraltar Industries  (1) 1,786 141
Griffon  2,446 149
Insteel Industries  1,101 42
Janus International Group  (1) 4,930 64
JELD-WEN Holding  (1) 4,915 93
Masonite International  (1) 1,270 108
Masterbrand  (1) 7,435 111

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PGT Innovations  (1) 3,314 135
Quanex Building Products  1,909 58
Resideo Technologies  (1) 8,545 161
Simpson Manufacturing  2,492 493
UFP Industries  3,489 438
Zurn Elkay Water Solutions  8,611 253
2,961
Commercial Services & Supplies 1.5%
ABM Industries  3,826 172
ACCO Brands  5,471 33
ACV Auctions, Class A  (1) 7,270 110
Aris Water Solution, Class A  1,629 14
BrightView Holdings  (1) 2,471 21
Brink's  2,687 236
Casella Waste Systems, Class A  (1) 3,285 281
CECO Environmental  (1) 1,744 35
Cimpress  (1) 1,030 83
CompX International  61 2
CoreCivic  (1) 6,519 95
Deluxe  2,536 54
Ennis  1,498 33
Enviri  (1) 4,649 42
GEO Group  (1)(2) 6,953 75
Healthcare Services Group  (1) 4,336 45
HNI  2,643 111
Interface  3,409 43
LanzaTech Global  (1)(2) 1,016 5
Li-Cycle Holdings  (1) 7,514 4
Liquidity Services  (1) 1,295 22
Matthews International, Class A  1,717 63
MillerKnoll  4,342 116
Montrose Environmental Group  (1) 1,626 52
NL Industries  419 2
OPENLANE  (1) 6,189 92
Performant Financial  (1) 3,981 13
Pitney Bowes  10,228 45
Quad/Graphics  (1) 1,871 10
SP Plus  (1) 1,134 58
Steelcase, Class A  5,356 72
UniFirst  875 160
Viad  (1) 1,199 43
VSE  745 48
2,290
Construction & Engineering 1.7%
Ameresco, Class A  (1)(2) 1,818 58

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
API Group  (1) 12,154 420
Arcosa  2,825 233
Argan  744 35
Bowman Consulting Group  (1) 644 23
Comfort Systems USA  2,057 423
Concrete Pumping Holdings  (1) 1,543 13
Construction Partners, Class A  (1) 2,301 100
Dycom Industries  (1) 1,655 190
Fluor  (1) 8,293 325
Granite Construction  2,578 131
Great Lakes Dredge & Dock  (1) 3,541 27
IES Holdings  (1) 474 38
INNOVATE  (1)(2) 3,402 4
Limbach Holdings  (1) 509 23
MYR Group  (1) 960 139
Northwest Pipe  (1) 592 18
Primoris Services  3,040 101
Southland Holdings  (1) 184 1
Sterling Infrastructure  (1) 1,748 154
Tutor Perini  (1) 2,310 21
2,477
Electrical Equipment 1.3%
Allient  703 21
Amprius Technologies  (1) 263 1
Array Technologies  (1) 8,748 147
Atkore  (1) 2,203 352
Babcock & Wilcox Enterprises  (1) 3,074 4
Blink Charging  (1)(2) 3,006 10
Bloom Energy, Class A  (1)(2) 11,236 166
Dragonfly Energy Holdings  (1)(2) 1,778 1
Encore Wire  877 187
Energy Vault Holdings  (1) 5,804 14
EnerSys  2,402 243
Enovix  (1)(2) 8,022 100
Eos Energy Enterprises  (1)(2) 6,033 7
ESS Tech  (1)(2) 4,482 5
Fluence Energy  (1) 3,441 82
FTC Solar  (1)(2) 3,249 2
FuelCell Energy  (1) 26,546 42
GrafTech International  11,402 25
LSI Industries  1,554 22
NEXTracker, Class A  (1) 2,897 136
NuScale Power  (1)(2) 2,976 10
Powell Industries  533 47
Preformed Line Products  137 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SES AI  (1)(2) 6,843 13
Shoals Technologies Group, Class A  (1)(2) 10,006 156
SKYX Platforms  (1)(2) 3,928 6
Stem  (1)(2) 8,393 33
SunPower  (1)(2) 5,100 25
Thermon Group Holdings  (1) 1,933 63
TPI Composites  (1)(2) 2,089 9
Vicor  (1) 1,289 58
2,005
Ground Transportation 0.4%
ArcBest  1,374 165
Covenant Logistics Group, Class A  456 21
Daseke  (1) 2,341 19
FTAI Infrastructure  5,476 21
Heartland Express  2,792 40
Marten Transport  3,358 70
PAM Transportation Services  (1) 339 7
RXO  (1) 6,780 158
TuSimple Holdings, Class A  (1) 8,537 8
Universal Logistics Holdings  360 10
Werner Enterprises  3,695 157
676
Industrial Conglomerates 0.0%
Brookfield Business, Class A  1,519 35
35
Machinery 3.5%
374Water (1)(2) 2,918 4
3D Systems  (1) 7,604 48
Alamo Group  591 124
Albany International, Class A  1,807 177
Astec Industries  1,325 49
Barnes Group  2,828 92
Blue Bird  (1) 1,480 40
Chart Industries  (1)(2) 2,499 341
Columbus McKinnon  1,634 64
Commercial Vehicle Group  (1) 1,839 13
Desktop Metal, Class A  (1)(2) 15,439 12
Douglas Dynamics  1,324 39
Energy Recovery  (1) 3,196 60
Enerpac Tool Group  3,228 100
Enpro  1,210 190
ESCO Technologies  1,479 173
Federal Signal  3,488 268
Franklin Electric  2,688 260

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gencor Industries  (1) 656 11
Gorman-Rupp  1,335 47
Greenbrier  1,760 78
Helios Technologies  1,924 87
Hillenbrand  4,036 193
Hillman Solutions  (1) 11,218 103
Hyliion Holdings  (1) 7,253 6
Hyster-Yale Materials Handling  654 41
John Bean Technologies  1,856 185
Kadant  674 189
Kennametal  4,716 122
Lindsay  634 82
Luxfer Holdings  1,515 14
Manitowoc  (1) 2,056 34
Mayville Engineering  (1) 701 10
Microvast Holdings  (1)(2) 12,895 18
Miller Industries  623 26
Mueller Industries  6,518 307
Mueller Water Products, Class A  9,069 131
Nikola  (1) 36,288 32
Omega Flex  188 13
Park-Ohio Holdings  489 13
Proto Labs  (1) 1,528 60
REV Group  1,870 34
Shyft Group  2,016 25
SPX Technologies  (1) 2,568 259
Standex International  674 107
Tennant  1,061 98
Terex  3,872 222
Titan International  (1) 3,062 46
Trinity Industries  4,747 126
Velo3D  (1)(2) 4,382 2
Wabash National  2,745 70
Watts Water Technologies, Class A  1,590 331
5,176
Marine Transportation 0.3%
Costamare  2,684 28
Eagle Bulk Shipping  552 30
Genco Shipping & Trading  2,509 42
Golden Ocean Group  7,126 69
Himalaya Shipping  (1) 1,734 12
Matson  2,009 220
Pangaea Logistics Solutions  2,063 17
Safe Bulkers  (2) 3,972 16
434

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.4%
Allegiant Travel  908 75
Blade Air Mobility  (1) 3,088 11
Frontier Group Holdings  (1)(2) 1,957 11
Hawaiian Holdings  (1)(2) 2,974 42
JetBlue Airways  (1) 19,459 108
Joby Aviation  (1)(2) 15,973 106
SkyWest  (1) 2,323 121
Spirit Airlines  (2) 6,308 103
Sun Country Airlines Holdings  (1) 2,208 35
612
Professional Services 2.5%
Alight, Class A  (1) 23,851 203
ASGN  (1) 2,752 265
Asure Software  (1) 1,410 13
Barrett Business Services  372 43
BlackSky Technology  (1) 7,134 10
CBIZ  (1) 2,768 173
Conduent  (1) 9,681 35
CRA International  405 40
CSG Systems International  1,813 96
ExlService Holdings  (1) 9,405 290
Exponent  2,947 259
First Advantage  3,183 53
FiscalNote Holdings  (1) 3,065 3
Forrester Research  (1) 631 17
Franklin Covey  (1) 651 28
Heidrick & Struggles International  1,153 34
HireQuest  264 4
HireRight Holdings  (1) 895 12
Huron Consulting Group  (1) 1,088 112
IBEX  (1) 669 13
ICF International  1,093 147
Innodata  (1)(2) 1,411 11
Insperity  2,069 243
Kelly Services, Class A  1,872 40
Kforce  1,118 76
Korn Ferry  3,012 179
Legalzoom.com  (1) 6,858 77
Maximus  3,537 297
Mistras Group  (1) 1,025 8
NV5 Global  (1) 815 91
Parsons  (1) 2,409 151
Planet Labs PBC  (1)(2) 10,014 25
Resources Connection  1,919 27

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Skillsoft  (1) 199 3
Sterling Check  (1)(2) 1,828 25
TriNet Group  (1) 1,864 222
TrueBlue  (1) 1,795 28
TTEC Holdings  1,059 23
Upwork  (1) 7,318 109
Verra Mobility  (1) 8,058 186
Willdan Group  (1) 697 15
3,686
Trading Companies & Distributors 2.0%
Alta Equipment Group  1,260 16
Applied Industrial Technologies  2,243 387
Beacon Roofing Supply  (1) 3,372 293
BlueLinx Holdings  (1) 509 58
Boise Cascade  2,311 299
Custom Truck One Source  (1) 3,387 21
Distribution Solutions Group  (1) 600 19
DXP Enterprises  (1) 771 26
EVI Industries  234 6
FTAI Aviation  5,792 269
GATX  2,067 248
Global Industrial  789 31
GMS  (1) 2,369 195
H&E Equipment Services  1,847 97
Herc Holdings  1,645 245
Hudson Technologies  (1) 2,544 34
Karat Packaging  420 10
McGrath RentCorp  1,426 171
MRC Global  (1) 4,853 53
NOW  (1) 6,126 69
Rush Enterprises, Class A  3,551 179
Rush Enterprises, Class B  511 27
Textainer Group Holdings  2,318 114
Titan Machinery  (1) 1,148 33
Transcat  (1) 477 52
Willis Lease Finance  (1) 179 9
Xometry, Class A  (1) 1,988 71
3,032
Total Industrials & Business Services 24,844
INFORMATION TECHNOLOGY 13.5%
Communications Equipment 0.6%
ADTRAN Holdings  4,611 34
Aviat Networks  (1) 679 22
Calix  (1) 3,443 150

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cambium Networks  (1) 645 4
Clearfield  (1)(2) 779 23
CommScope Holding  (1) 12,361 35
Comtech Telecommunications  1,535 13
Digi International  (1) 2,042 53
DZS  (1) 992 2
Extreme Networks  (1) 7,375 130
Harmonic  (1)(2) 6,350 83
Infinera  (1) 11,503 55
KVH Industries  (1) 923 5
NETGEAR  (1) 1,715 25
NetScout Systems  (1) 4,020 88
Ribbon Communications  (1) 4,987 14
Viavi Solutions  (1) 12,933 130
866
Electronic Equipment, Instruments & Components 2.7%
908 Devices  (1) 1,198 13
Advanced Energy Industries  2,190 239
Aeva Technologies  (1) 5,003 4
Akoustis Technologies  (1)(2) 3,228 3
Arlo Technologies  (1) 5,083 48
Badger Meter  1,712 264
Bel Fuse, Class B  608 41
Belden  2,455 190
Benchmark Electronics  2,054 57
Climb Global Solutions  238 13
CTS  1,808 79
Daktronics  (1) 2,198 19
ePlus  (1) 1,554 124
Evolv Technologies Holdings  (1) 6,838 32
Fabrinet  (1) 2,139 407
FARO Technologies  (1) 1,108 25
Insight Enterprises  (1) 1,669 296
Iteris  (1) 2,492 13
Itron  (1) 2,630 199
Kimball Electronics  (1) 1,429 38
Knowles  (1) 5,172 93
Lightwave Logic  (1)(2) 6,740 34
Luna Innovations  (1) 1,827 12
Methode Electronics  2,052 47
MicroVision  (1)(2) 11,341 30
Mirion Technologies  (1) 11,500 118
Napco Security Technologies  1,925 66
nLight  (1) 2,559 35
Novanta  (1) 2,081 350

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OSI Systems  (1) 929 120
PAR Technology  (1) 1,568 68
PC Connection  669 45
Plexus  (1) 1,584 171
Presto Automation  (1) 156 —
Richardson Electronics  755 10
Rogers  (1) 1,011 133
Sanmina  (1) 3,281 169
ScanSource  (1) 1,435 57
SmartRent  (1) 10,773 34
TTM Technologies  (1) 6,071 96
Vishay Intertechnology  7,446 178
Vishay Precision Group  (1) 679 23
Vuzix  (1)(2) 2,977 6
3,999
IT Services 0.6%
Applied Digital  (1)(2) 4,812 32
BigBear.ai Holdings  (1) 1,319 3
BigCommerce Holdings, Series 1  (1) 3,745 36
Brightcove  (1) 2,274 6
Couchbase  (1) 1,996 45
DigitalOcean Holdings  (1)(2) 3,644 134
Fastly, Class A  (1) 6,967 124
Grid Dynamics Holdings  (1) 3,241 43
Hackett Group  1,392 32
Information Services Group  1,847 9
Kratos Defense & Security Solutions  (1) 7,348 149
Perficient  (1) 2,005 132
Rackspace Technology  (1)(2) 4,030 8
Squarespace, Class A  (1) 2,920 96
Thoughtworks Holding  (1) 5,514 27
Tucows, Class A  (1)(2) 604 16
Unisys  (1) 3,756 21
913
Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Class A  (1) 2,796 55
Aehr Test Systems  (1)(2) 1,609 43
Alpha & Omega Semiconductor  (1) 1,295 34
Ambarella  (1) 2,215 136
Amkor Technology  6,478 215
Atomera  (1) 1,131 8
Axcelis Technologies  (1) 1,897 246
CEVA  (1) 1,353 31
Cohu  (1) 2,679 95
Credo Technology Group Holding  (1) 6,617 129

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diodes  (1) 2,607 210
FormFactor  (1) 4,455 186
Ichor Holdings  (1) 1,667 56
Impinj  (1)(2) 1,346 121
indie Semiconductor, Class A  (1) 8,724 71
inTEST  (1) 730 10
Kulicke & Soffa Industries  3,204 175
MACOM Technology Solutions Holdings  (1) 3,162 294
Maxeon Solar Technologies  (1)(2) 1,592 11
MaxLinear  (1) 4,406 105
Navitas Semiconductor  (1) 6,386 52
NVE  278 22
Onto Innovation  (1) 2,844 435
PDF Solutions  (1) 1,731 56
Photronics  (1) 3,520 110
Power Integrations  3,304 271
Rambus  (1) 6,334 432
Semtech  (1) 3,702 81
Silicon Laboratories  (1) 1,848 244
SiTime  (1) 1,002 122
SkyWater Technology  (1) 1,178 11
SMART Global Holdings  (1) 2,812 53
Synaptics  (1) 2,296 262
Transphorm  (1) 1,347 5
Ultra Clean Holdings  (1) 2,563 87
Veeco Instruments  (1) 2,923 91
4,565
Software 5.8%
8x8 (1) 7,081 27
A10 Networks  4,106 54
ACI Worldwide  (1) 6,262 192
Adeia  6,191 77
Agilysys  (1) 1,147 97
Alarm.com Holdings  (1) 2,767 179
Alkami Technology  (1) 2,294 56
Altair Engineering, Class A  (1) 3,161 266
American Software, Class A  1,756 20
Amplitude, Class A  (1) 3,950 50
Appfolio, Class A  (1) 1,120 194
Appian, Class A  (1) 2,350 89
Asana, Class A  (1)(2) 4,697 89
Aurora Innovation  (1)(2) 19,489 85
AvePoint  (1) 8,842 73
Bit Digital  (1)(2) 5,272 22
Blackbaud  (1) 2,507 217

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BlackLine  (1) 3,278 205
Box, Class A  (1) 8,212 210
Braze, Class A  (1) 3,057 162
C3.ai, Class A  (1)(2) 4,690 135
Cerence  (1) 2,362 46
Cipher Mining  (1)(2) 2,271 9
Cleanspark  (1)(2) 8,653 95
CommVault Systems  (1) 2,543 203
Consensus Cloud Solutions  (1) 1,145 30
CoreCard  (1) 357 5
CS Disco  (1) 1,241 9
CXApp  (1) 95 —
Digimarc  (1)(2) 837 30
Digital Turbine  (1) 5,633 39
Domo, Class B  (1) 1,863 19
E2open Parent Holdings  (1) 10,090 44
eGain  (1) 1,280 11
Enfusion, Class A  (1)(2) 2,058 20
EngageSmart  (1) 2,806 64
Envestnet  (1) 2,926 145
Everbridge  (1) 2,365 57
EverCommerce  (1) 1,348 15
Expensify, Class A  (1) 3,155 8
Freshworks, Class A  (1) 9,435 222
Instructure Holdings  (1) 1,151 31
Intapp  (1) 1,608 61
InterDigital  (2) 1,528 166
Jamf Holding  (1) 4,026 73
Kaltura  (1) 5,271 10
LivePerson  (1) 4,712 18
LiveRamp Holdings  (1) 3,841 146
Marathon Digital Holdings  (1) 12,376 291
Matterport  (1) 14,516 39
MeridianLink  (1) 1,549 38
MicroStrategy, Class A  (1)(2) 709 448
Mitek Systems  (1) 2,525 33
Model N  (1) 2,158 58
N-Able  (1) 4,045 54
NextNav  (1) 2,880 13
Olo, Class A  (1) 6,062 35
ON24  1,858 15
OneSpan  (1) 2,371 25
PagerDuty  (1) 5,228 121
PowerSchool Holdings, Class A  (1) 3,230 76
Progress Software  2,542 138
PROS Holdings  (1)(2) 2,561 99

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Q2 Holdings  (1) 3,323 144
Qualys  (1) 2,160 424
Rapid7  (1) 3,490 199
Red Violet  (1) 628 13
Rimini Street  (1) 3,240 11
Riot Platforms  (1) 10,955 169
Sapiens International  1,782 52
SEMrush Holdings, Class A  (1)(2) 1,764 24
SolarWinds  (1) 2,986 37
SoundHound AI, Class A  (1) 7,836 17
SoundThinking  (1) 528 13
Sprinklr, Class A  (1) 6,120 74
Sprout Social, Class A  (1)(2) 2,785 171
SPS Commerce  (1) 2,132 413
Tenable Holdings  (1) 6,639 306
Terawulf  (1) 8,894 21
Varonis Systems  (1) 6,323 286
Verint Systems  (1) 3,594 97
Veritone  (1)(2) 1,367 2
Viant Technology, Class A  (1) 903 6
Weave Communications  (1) 1,838 21
Workiva  (1) 2,891 294
Xperi  (1) 2,510 28
Yext  (1) 6,246 37
Zeta Global Holdings, Class A  (1) 7,935 70
Zuora, Class A  (1) 7,826 74
8,561
Technology Hardware, Storage & Peripherals 0.7%
CompoSecure (1)(2) 811 4
Corsair Gaming  (1) 2,182 31
CPI Card Group  (1) 211 4
Eastman Kodak  (1) 3,026 12
Immersion  1,772 13
Intevac  (1) 1,261 5
IonQ  (1)(2) 9,395 116
Super Micro Computer  (1) 2,691 765
Turtle Beach  (1) 844 9
Xerox Holdings  6,751 124
1,083
Total Information Technology 19,987
MATERIALS 4.4%
Chemicals 1.9%
AdvanSix  1,545 46
American Vanguard  1,592 17

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aspen Aerogels  (1)(2) 2,875 45
Avient  5,219 217
Balchem  1,862 277
Cabot  3,223 269
Core Molding Technologies  (1) 440 8
Danimer Scientific  (1)(2) 4,634 5
Ecovyst  (1) 5,527 54
Hawkins  1,117 79
HB Fuller  3,149 256
Ingevity  (1) 2,097 99
Innospec  1,441 178
Intrepid Potash  (1) 577 14
Koppers Holdings  1,172 60
Kronos Worldwide  1,161 12
Livent  (1)(2) 10,421 187
LSB Industries  (1) 3,068 29
Mativ Holdings  3,181 49
Minerals Technologies  1,901 136
Origin Materials  (1) 6,532 5
Orion  3,234 90
Perimeter Solutions  (1) 8,956 41
PureCycle Technologies  (1)(2) 6,840 28
Quaker Chemical  809 173
Rayonier Advanced Materials  (1) 3,872 16
Sensient Technologies  2,456 162
Stepan  1,220 115
Trinseo  1,945 16
Tronox Holdings  6,731 95
Valhi  85 1
2,779
Construction Materials 0.3%
Knife River  (1) 3,257 216
Summit Materials, Class A  (1) 6,950 267
United States Lime & Minerals  121 28
511
Containers & Packaging 0.3%
Greif, Class A  1,394 91
Greif, Class B  293 19
Myers Industries  2,174 43
O-I Glass  (1) 9,067 149
Pactiv Evergreen  2,357 32
Ranpak Holdings  (1) 2,356 14
TriMas  2,395 61
409

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 1.8%
5E Advanced Materials  (1)(2) 1,895 3
Alpha Metallurgical Resources  673 228
Arch Resources  1,042 173
ATI  (1) 7,498 341
Caledonia Mining  961 12
Carpenter Technology  2,818 200
Century Aluminum  (1) 3,101 38
Coeur Mining  (1) 19,207 63
Commercial Metals  6,811 341
Compass Minerals International  1,989 50
Constellium  (1) 7,429 148
Contango ORE  (1) 488 9
Dakota Gold  (1) 2,860 7
Haynes International  734 42
Hecla Mining  35,285 170
i-80 Gold  (1) 10,607 19
Ivanhoe Electric  (1) 3,688 37
Kaiser Aluminum  925 66
Materion  1,198 156
NioCorp Developments  (1) 95 —
Novagold Resources  (1) 14,014 52
Olympic Steel  572 38
Perpetua Resources  (1)(2) 1,860 6
Piedmont Lithium  (1)(2) 1,001 28
Ramaco Resources, Class A  1,334 23
Ramaco Resources, Class B  240 3
Ryerson Holding  1,636 57
Schnitzer Steel Industries, Class A  1,513 46
SunCoke Energy  4,866 52
TimkenSteel  (1) 2,524 59
Tredegar  1,358 7
Warrior Met Coal  2,987 182
Worthington Steel  (1) 1,759 49
2,705
Paper & Forest Products 0.1%
Clearwater Paper  (1) 933 34
Glatfelter  (1) 2,204 4
Sylvamo  2,084 102
140
Total Materials 6,544
REAL ESTATE 6.2%
Diversified Real Estate Investment Trusts 0.6%
Alexander & Baldwin, REIT  4,175 79

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alpine Income Property Trust, REIT  737 12
American Assets Trust, REIT  2,827 64
Armada Hoffler Properties, REIT  3,935 49
Broadstone Net Lease, REIT  10,853 187
CTO Realty Growth, REIT  1,249 22
Empire State Realty Trust, Class A, REIT  7,612 74
Essential Properties Realty Trust, REIT  9,082 232
Gladstone Commercial, REIT  2,373 31
Global Net Lease, REIT  11,148 111
NexPoint Diversified Real Estate Trust, REIT  (2) 1,739 14
One Liberty Properties, REIT  923 20
895
Health Care Real Estate Investment Trusts 0.6%
CareTrust REIT, REIT  5,854 131
Community Healthcare Trust, REIT  1,588 42
Diversified Healthcare Trust, REIT  14,145 53
Global Medical REIT, REIT  3,437 38
LTC Properties, REIT  2,355 76
National Health Investors, REIT  2,438 136
Physicians Realty Trust, REIT  13,741 183
Sabra Health Care REIT, REIT  13,328 190
Universal Health Realty Income Trust, REIT  745 32
881
Hotel & Resort Real Estate Investment Trusts 0.9%
Apple Hospitality REIT, REIT  12,561 209
Braemar Hotels & Resorts, REIT  3,327 8
Chatham Lodging Trust, REIT  2,837 31
DiamondRock Hospitality, REIT  12,039 113
Pebblebrook Hotel Trust, REIT  6,966 111
RLJ Lodging Trust, REIT  8,978 105
Ryman Hospitality Properties, REIT  3,391 373
Service Properties Trust, REIT  9,506 81
Summit Hotel Properties, REIT  6,238 42
Sunstone Hotel Investors, REIT  12,174 131
Xenia Hotels & Resorts, REIT  6,328 86
1,290
Industrial Real Estate Investment Trusts 0.5%
Innovative Industrial Properties, REIT  1,628 164
LXP Industrial Trust, REIT  16,903 168
Plymouth Industrial REIT, REIT  2,604 63
Terreno Realty, REIT  4,820 302
697
Office Real Estate Investment Trusts 0.7%
Brandywine Realty Trust, REIT  9,933 54

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
City Office REIT, REIT  2,108 13
COPT Defense Properties, REIT  6,514 167
Douglas Emmett, REIT  (2) 9,387 136
Easterly Government Properties, REIT  5,637 76
Equity Commonwealth, REIT  5,994 115
Hudson Pacific Properties, REIT  8,078 75
JBG SMITH Properties, REIT  5,818 99
Office Properties Income Trust, REIT  2,902 21
Orion Office REIT, REIT  3,172 18
Paramount Group, REIT  10,741 55
Peakstone Realty Trust, REIT  (2) 2,097 42
Piedmont Office Realty Trust, Class A, REIT  7,192 51
Postal Realty Trust, Class A, REIT  1,219 18
SL Green Realty, REIT  3,778 171
1,111
Real Estate Management & Development 0.8%
American Realty Investors  (1) 57 1
Anywhere Real Estate  (1) 6,335 51
Compass, Class A  (1) 16,325 61
Cushman & Wakefield  (1) 9,563 103
DigitalBridge Group  (2) 9,346 164
Douglas Elliman  4,966 15
eXp World Holdings  (2) 4,105 64
Forestar Group  (1) 1,062 35
FRP Holdings  (1) 391 25
Kennedy-Wilson Holdings  6,856 85
Marcus & Millichap  1,400 61
Maui Land & Pineapple  (1) 371 6
Newmark Group, Class A  7,944 87
Opendoor Technologies, Class A  (1) 32,027 143
RE/MAX Holdings, Class A  999 13
Redfin  (1) 6,216 64
RMR Group, Class A  846 24
St. Joe  1,971 119
Star Holdings  (1) 776 12
Stratus Properties  (1) 316 9
Tejon Ranch  (1) 1,194 21
Transcontinental Realty Investors  (1) 92 3
1,166
Residential Real Estate Investment Trusts 0.4%
Apartment Investment & Management, Class A, REIT  (1) 6,996 55
BRT Apartments, REIT  726 14
Centerspace, REIT  880 51
Clipper Realty, REIT  737 4
Elme Communities, REIT  5,072 74

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independence Realty Trust, REIT  13,022 199
NexPoint Residential Trust, REIT  1,316 45
UMH Properties, REIT  3,479 53
Veris Residential, REIT  4,567 72
567
Retail Real Estate Investment Trusts 1.2%
Acadia Realty Trust, REIT  5,364 91
Alexander's, REIT  120 26
CBL & Associates Properties, REIT  1,605 39
Getty Realty, REIT  2,763 81
InvenTrust Properties, REIT  3,889 98
Kite Realty Group Trust, REIT  12,664 289
Macerich, REIT  12,473 192
NETSTREIT, REIT  4,070 73
Phillips Edison, REIT  6,866 250
Retail Opportunity Investments, REIT  7,058 99
Saul Centers, REIT  658 26
SITE Centers, REIT  11,127 152
Tanger, REIT  5,902 164
Urban Edge Properties, REIT  6,718 123
Whitestone REIT, REIT  2,736 34
1,737
Specialized Real Estate Investment Trusts 0.5%
Farmland Partners, REIT  (2) 2,687 34
Four Corners Property Trust, REIT  5,219 132
Gladstone Land, REIT  1,953 28
Outfront Media, REIT  8,463 118
PotlatchDeltic, REIT  4,607 226
Safehold, REIT  (2) 2,821 66
Uniti Group, REIT  13,749 80
684
Total Real Estate 9,028
TRUSTS & FUNDS 0.6%
Trusts & Mutual Funds 0.6%
iShares Russell 2000 ETF  4,789 961
Total Trusts & Funds 961
UTILITIES 2.7%
Electric Utilities 0.7%
ALLETE  3,328 204
Genie Energy, Class B  1,148 32
MGE Energy  2,108 152
Otter Tail  2,383 203
PNM Resources  4,994 208

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Portland General Electric  5,917 256
1,055
Gas Utilities 0.9%
Brookfield Infrastructure, Class A  6,978 246
Chesapeake Utilities  1,244 131
New Jersey Resources  5,657 252
Northwest Natural Holding  2,061 80
ONE Gas  3,216 205
RGC Resources  497 10
Southwest Gas Holdings  3,597 228
Spire  2,975 186
1,338
Independent Power & Renewable Electricity Producers 0.3%
Altus Power  (1)(2) 3,775 26
Montauk Renewables  (1) 3,900 34
Ormat Technologies  3,113 236
Sunnova Energy International  (1)(2) 6,148 94
390
Multi-Utilities 0.4%
Avista  4,420 158
Black Hills  3,885 209
Northwestern Energy Group  3,550 181
Unitil  945 50
598
Water Utilities 0.4%
American States Water  2,140 172
Artesian Resources, Class A  505 21
Cadiz  (1) 1,998 6
California Water Service Group  3,338 173
Consolidated Water  872 31
Global Water Resources  601 8
Middlesex Water  1,011 66
Pure Cycle  (1) 1,023 11
SJW Group  1,866 122
York Water  838 32
642
Total Utilities 4,023
Total Common Stocks (Cost $147,263) 147,740

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 486,922 487
487
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.229%, 5/9/24  (6) 75,000 73
73
Total Short-Term Investments (Cost $560) 560
SECURITIES LENDING COLLATERAL 7.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 7.0%
Money Market Funds 7.0%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 10,327,807 10,328
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 10,328
Total Securities Lending Collateral (Cost $10,328) 10,328
Total Investments in Securities
106.8% of Net Assets
(Cost $158,151) $ 158,628
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4 Russell 2000 E-Mini Index contracts 3/24 410 $ 24
Net payments (receipts) of variation margin to date (30)
Variation margin receivable (payable) on open futures contracts $ (6)

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 24++
Totals $ —# $ — $ 24+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 5,229  ¤   ¤ $ 10,815
Total $ 10,815^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,815.

T. ROWE PRICE Small-Cap Index Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $158,151) $ 158,628
Receivable for shares sold 328
Dividends receivable 156
Receivable for investment securities sold 64
Due from affiliates 16
Cash 2
Other assets 21
Total assets 159,215
Liabilities
Obligation to return securities lending collateral 10,328
Payable for investment securities purchased 329
Payable for shares redeemed 19
Investment management fees payable 11
Variation margin payable on futures contracts 6
Other liabilities 63
Total liabilities 10,756
NET ASSETS $ 148,459

T. ROWE PRICE Small-Cap Index Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (2,436)
Paid-in capital applicable to 10,262,983 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 150,895
NET ASSETS $ 148,459
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $177; Shares outstanding: 12,323) $ 14.40
I Class
(Net assets: $112,086; Shares outstanding: 7,747,626) $ 14.47
Z Class
(Net assets: $36,196; Shares outstanding: 2,503,034) $ 14.46

T. ROWE PRICE Small-Cap Index Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $3) $ 1,847
Securities lending 141
    Interest 3
Other 1
Total income 1,992
Expenses
Investment management 105
Shareholder servicing
I Class 72
Prospectus and shareholder reports
I Class $ 5
Z Class 1 6
Custody and accounting 220
Legal and audit 30
Miscellaneous 15
Waived / paid by Price Associates (315)
Total expenses 133
Net investment income 1,859

T. ROWE PRICE Small-Cap Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (161)
Futures (3)
Net realized loss (164)
Change in net unrealized gain / loss
Securities 18,399
Futures 32
Change in net unrealized gain / loss 18,431
Net realized and unrealized gain / loss 18,267
INCREASE IN NET ASSETS FROM OPERATIONS
$ 20,126

T. ROWE PRICE Small-Cap Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,859 $ 1,371
Net realized loss (164) (2,159)
Change in net unrealized gain / loss 18,431 (20,564)
Increase (decrease) in net assets from operations 20,126 (21,352)
Distributions to shareholders
Net earnings
Investor Class (2) (2)
I Class (1,381) (1,319)
Z Class (488) (191)
Decrease in net assets from distributions (1,871) (1,512)
Capital share transactions
*
Shares sold
I Class 15,759 18,848
Z Class 23,412 14,793
Distributions reinvested
I Class 1,381 1,319
Z Class 488 191
Shares redeemed
I Class (5,002) (3,831)
Z Class (3,214) (2,589)
Increase in net assets from capital share transactions 32,824 28,731

T. ROWE PRICE Small-Cap Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase during period 51,079 5,867
Beginning of period 97,380 91,513
End of period $ 148,459 $ 97,380
*Share information (000s)
Shares sold
I Class 1,215 1,358
Z Class 1,770 1,058
Distributions reinvested
I Class 100 101
Z Class 35 15
Shares redeemed
I Class (377) (285)
Z Class (246) (198)
Increase in shares outstanding 2,497 2,049

T. ROWE PRICE Small-Cap Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund (the fund) is an open-
end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified.
The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.  The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by
T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Small-Cap Index Fund
(Investor Class), the Small-Cap Index Fund–I Class (I Class) and the Small-Cap Index
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial

T. ROWE PRICE Small-Cap Index Fund

reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Small-Cap Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Small-Cap Index Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 147,739 $ — $ 1 $ 147,740
Short-Term Investments 487 73 — 560
Securities Lending Collateral 10,328 — — 10,328
Total Securities 158,554 73 1 158,628
Futures Contracts* 24 — — 24
Total $ 158,578 $ 73 $ 1 $ 158,652
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives
Futures
$ 24
*
Total $ 24
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivative $ (3)
Total $ (3)
Change in Unrealized
Gain (Loss)
Equity derivative $ 32
Total $ 32

T. ROWE PRICE Small-Cap Index Fund

the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2023, securities valued at $27,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE Small-Cap Index Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$9,491,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $10,328,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $64,531,000 and $31,844,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Small-Cap Index Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 1,871 $ 1,490
Long-term capital gain — 22
Total distributions $ 1,871 $ 1,512
($000s)
Cost of investments $ 159,669
Unrealized appreciation $ 24,495
Unrealized depreciation (25,536)
Net unrealized appreciation (depreciation) $ (1,041)
($000s)
Undistributed ordinary income $ 157
Net unrealized appreciation (depreciation) (1,041)
Loss carryforwards and deferrals (1,552)
Total distributable earnings (loss) $ (2,436)

T. ROWE PRICE Small-Cap Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of

T. ROWE PRICE Small-Cap Index Fund

annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $831,000 remain subject to repayment by the fund at December 31, 2023.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Small-Cap Index Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
December 31, 2023, expenses incurred pursuant to these service agreements were
$112,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $71,000 for shareholder servicing costs related to the college savings plans, of which $22,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2023, approximately
93% of the outstanding shares of the I Class were held by college savings plans.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.29% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(242) $(73)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Small-Cap Index Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 12,323 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE Small-Cap Index Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Small-Cap Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Small-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Index Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $1,317,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $1,183,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$217,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Small-Cap Index Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Small-Cap Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Small-Cap Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Small-Cap Index Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Small-Cap Index Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Small-Cap Index Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Index Trust  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President,
and Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Small-Cap Index Fund

Name (Year of Birth)
Position Held With Index Trust  Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael K. Sewell (1982)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282480 F33-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2024